Document and Entity Information	12 Months Ended
	Apr. 30, 2012	Oct. 12, 2012
Document And Entity Information
Entity Registrant Name	Petro River Oil Corp.
Entity Central Index Key	0001172298
Document Type	20-F
Document Period End Date	Apr 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,078,949	14,078,949
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Current Assets:
Cash and cash equivalents	$ 300,274	$ 1,179,838
Cash in escrow		658,000
Accounts receivable		231,316
Prepaid expenses and other current assets	71,675	92,196
Total Current Assets	371,949	2,161,350
Oil and gas assets , net	1,125,000	17,975,830
Property, plant and equipments, net of accumulated depreciation of $300,234, and $275,931	8,146	19,498
Related party long-term receivable, net		294,862
Reclamation deposits	25,000	143,696
Deferred loan fees, net of accumulated amortization of $272,646 and $100,357	50,988	223,276
Other assets	15,315
Total Non-Current Assets	1,224,449	18,657,162
Total Assets	1,596,398	20,818,512
Current Liabilities:
Accounts payable and accrued expenses	303,857	1,251,214
Related party payable	51,937	522
Accrued interest payable	1,705,897	505,696
Current portion of asset retirement obligations	260,482	205,700
Liability current portion of convertible notes, net	2,529,200	1,626,243
Derivatives, current portion	44,659	332,480
Total Current Liabilities	4,896,032	3,921,855
Long-term liabilities:
Asset retirement obligations , net of current portion	366,590	521,636
Liability long-term portion of convertible notes, net	6,568,433	5,040,020
Derivatives , net of current portion	712,959	14,167,414
Total Long-Term Liabilities	7,647,982	19,729,070
Total Liabilities	12,544,014	23,650,925
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share	2,126,904
Common shares - 2,250,000,000 authorized; par value $0.00001 per share; 14,078,947 issued and outstanding	79,016,425	79,016,425
Additional paid-in capital	54,532,191	54,341,320
Accumulated other comprehensive loss	(234,650)	(272,156)
Accumulated deficit	(146,388,486)	(135,918,002)
Total Stockholders' Deficiency	(10,947,616)	(2,832,413)
Total Liabilities and Stockholders' Deficiency	$ 1,596,398	$ 20,818,512

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Accumulated depreciation of Property, plant and equipments	$ 300,234	$ 275,931
Accumulated amortization of deferred loan fee	$ 272,646	$ 100,357
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstandng	0	0
Preferred shares, par value	$ 0.00001	$ 0.00001
Common stock shares, shares authorized	2,250,000,000	2,250,000,000
Common stock shares, par value	$ 0.00001	$ 0.00001
Common stock shares, shares issued	14,078,947	14,078,947
Common stock, shares outstanding	14,078,947	14,078,947
Preferred B [Member]
Preferred stock, shares authorized	29,500	29,500
Preferred stock, shares issued	17,599	17,599
Preferred shares, par value	$ 0.00001	$ 0.00001
Preferred shares, stated value per share	$ 100	$ 100

Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Statement [Abstract]
Oil and natural gas sales	$ 436,386	$ 1,565,963	$ 1,575,150
Total Income	436,386	1,565,963	1,575,150
Operating Expenses
Operating	1,963,969	3,470,746	3,955,084
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545
General and administrative	1,890,791	3,307,060	3,193,449
Depreciation, depletion and accretion	333,614	844,160	293,113
Total Expenses	20,568,540	20,470,643	8,604,191
Operating loss	(20,132,154)	(18,904,680)	(7,029,041)
Other (income) expenses
Interest and Other income	(18,580)	(16,213)	(6,073)
Interest and amortization of debt discount	3,684,545	1,512,443
Amortization of deferred financing cost	172,288
Foreign exchange (gain) loss	6,849	(86,959)	98,225
Extinguishment of debt	(250,000)
Rent settlement	(50,000)
Change in fair value of derivatives	(13,573,776)	9,395,435	829,166
Total other (income) expenses	(10,028,674)	10,804,706	921,318
Net Loss	(10,103,480)	(29,709,386)	(7,950,359)
Dividend - Convertible Preferred A Stock		82,274	218,795
Dividend - Convertible Preferred B Stock	367,004
Deemed dividend - Convertible Preferred A Stock		537,533
Deemed dividend - Convertible Preferred B Stock	5,339,700
Net loss attributable to common stockholders	(15,810,184)	(30,329,193)	(8,169,154)
Comprehensive Loss:
Net loss	(10,103,480)	(29,709,386)	(7,950,359)
Foreign exchange translation	37,506	(283,771)	4,984,026
Total Comprehensive Loss	$ (10,065,974)	$ (29,993,157)	$ (2,966,333)
Net Loss Attributable to Common Stockholders per Common Share - Basic and Diluted	$ (1.12)	$ (2.27)	$ (0.61)
Weighted Average Number of Common Shares Outstanding (-Basic and diluted)	14,078,947	13,387,166	13,325,545

Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,103,480)	$ (29,709,386)	$ (7,950,359)
Adjustments to reconcile net loss to net cash used in operating activities
Depletion of oil and gas properties	261,061	720,740	95,815
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545
Stock-based compensation	22,371	885,160	457,085
Depreciation	24,303	60,465	152,720
Accretion of asset retirement obligation	48,250	60,867	44,578
Allowance for related party long-term receivable	294,862
Gain on Debt Extinguishment	(250,000)
Rent settlement	(50,000)
Amortization of deferred debt discount	2,305,458	722,090
Amortization of deferred financing costs	(172,288)
Foreign currency transaction (gain) or loss	6,849	(36,181)	139,679
Change in fair value of derivatives liabilities	(13,573,776)	9,395,435	829,166
Accounts receivable	231,316	225,755	(392,003)
Prepaid expenses and other assets	70,521	82,092	264,521
Accounts payable and accrued liabilities	(697,879)	(541,260)	(649,974)
Related party payable	51,937	(33,932)	(304,120)
Accrued interest payable	1,326,113	505,696
Asset retirement obligation	(148,514)	(1,661)	(90,746)
Other assets	(15,315)	12,758
Net Cash Used in Operating Activities	(3,643,469)	(3,716,843)	(4,941,145)
Cash Flows from Investing Activities:
Capitalized expenditure on oil and gas properties	(243,409)	(1,361,890)	(941,322)
Cash proceeds from disposition of oil and gas assets	431,989		2,391,077
Transfer of restricted cash to operating cash	658,000
Change in reclamation deposit	118,696	(2,881)	33,494
Acquisition of property and equipment	(12,033)	(3,054)	(7,401)
Net cash provided (used) by investing activities	953,243	(1,367,825)	1,475,848
Cash Flows From Financing Activities:
Proceeds from issuance of convertible notes		7,100,000
Proceeds from issuance of preferred shares	1,759,900		2,136,950
Transaction costs		(327,752)
Change in cash in escrow		(658,000)
Net Cash Provided by Financing Activities	1,759,900	6,114,248	2,136,950
Change in cash and cash equivalents	(930,326)	1,029,580	(1,328,347)
Exchange rate fluctuations on cash and cash equivalents	50,762	253	(2,377)
Cash and cash equivalents, beginning of period	1,179,838	150,005	1,480,729
Cash and cash equivalents, end of period	300,274	1,179,838	150,005
Cash Paid During the Period for:
Income taxes
Interest received		1,163
Interest paid		50,083
Non-cash investing and financing activities:
Conversion of Preferred Shares into Junior Notes		$ 2,501,069

Consolidated Statements of Stockholders' Equity/(Deficiency) (USD $)	Preferred A [Member]	Preferred B [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Apr. 30, 2009			$ 78,828,533	$ 53,113,182	$ (4,972,411)	$ (97,419,655)	$ 29,549,649
Balance at beginning, shares at Apr. 30, 2009			13,324,447				1,662,467
Issuance of common stock for services, value			7,638				7,638
Issuance of common stock for services, shares			4,500
Dividend Preferred A Shares, value	218,795					(218,795)	218,795
Issuance of convertible preferred A shares at $100 per share, value	1,662,467						1,662,467
Issuance of convertible preferred A shares at $100, shares	2,200
Conversion of preferred A shares into Convertible Junior notes
Issuance of convertible preferred B shares at $100 per share							2,136,950
Dividend Preferred B Shares
Deemed dividend - Preferred B shares
Foreign exchange translation					4,984,026		4,984,026
Stock-based compensation				500,293			(457,085)
Net loss						(7,950,359)	(7,950,359)
Balance at ending at Apr. 30, 2010	1,881,262		78,836,171	53,613,475	11,615	(105,588,809)	28,753,714
Balance at ending, shares at Apr. 30, 2010	2,200		13,328,947
Conversion of Senior I Notes, value			180,254				180,254
Conversion of Senior I Notes, shares			750,000
Dividend Preferred A Shares, value	82,274					(82,274)	82,274
Conversion of preferred A shares into Convertible Junior notes	(1,963,536)					(537,533)	537,533
Conversion of preferred A shares into Convertible Junior notes, shares	(2,200)
Issuance of convertible preferred B shares at $100 per share
Dividend Preferred B Shares
Deemed dividend - Preferred B shares
Foreign exchange translation					(283,771)		(283,771)
Stock-based compensation				727,845			(885,160)
Net loss						(29,709,386)	(29,709,386)
Balance at ending at Apr. 30, 2011			79,016,425	54,341,320	(272,156)	(135,918,002)	(2,832,413)
Balance at ending, shares at Apr. 30, 2011			14,078,947
Conversion of Senior I Notes, value
Dividend Preferred A Shares, value
Conversion of preferred A shares into Convertible Junior notes
Conversion of preferred A shares into Convertible Junior notes, shares
Issuance of convertible preferred B shares at $100 per share		1,759,900					1,759,900
Issuance of convertible preferred B shares at $100 per share, shares		17,599
Reversal of derivative liabilities upon exercise of preferred B option				5,508,200			5,508,200
Dividend Preferred B Shares		367,004				(367,004)	367,004
Deemed dividend - Preferred B shares				(5,339,700)			5,339,700
Foreign exchange translation					37,506		37,506
Stock-based compensation				22,371			(22,371)
Net loss						(10,103,480)	(10,103,480)
Balance at ending at Apr. 30, 2012		$ 2,126,904	$ 79,016,425	$ 54,532,191	$ (234,650)	$ (146,388,486)	$ (10,947,616)
Balance at ending, shares at Apr. 30, 2012		17,599	14,078,947

Consolidated Statements of Stockholders' Equity/(Deficiency) (Parenthetical) (USD $)	Jun. 07, 2011	Aug. 28, 2009
Statement of Stockholders' Equity [Abstract]
Convertible preferred A shares stated value per share		$ 100
Convertible preferred B shares stated value per share	$ 100

Organization and Going Concern	12 Months Ended
Apr. 30, 2012
Organization And Going Concern
Organization and Going Concern

1.	Organization and Going Concern:

Petro River Oil Corp (“Petro” or the “Company”) is an enterprise engaged in the exploration and exploitation of heavy oil properties. On September 7, 2012 a shareholder meeting was held to amend the Articles of the Corporation to change the name of the Company from Gravis Oil Corporation to Petro River Oil Corp. The Company’s principal administrative office is in Houston, Texas. The Company’s principal operations are in Western Missouri. Since November 2006, the Company’s activities have included analysis and evaluation of technical data, preparation of geological models, exploration drilling, conceptual engineering, construction and operation of thermal demonstration projects, and securing capital to fund operations. As of May 1, 2011, the Company determined the significant revenue metrics had been obtained in prior fiscal years, and management concluded the Company had exited the development stage.

As of April 30, 2012, the Company has a working capital deficiency of approximately $4.52 million, recurring losses, net cash outflows from operating activities and an accumulated deficit of approximately $146.4 million. During 2011, as a result of the Company’s financial position, cost factors and market conditions it suspended operations on its Missouri oil and gas assets. The Company will need to raise additional funds within the next 12 months by means of additional equity issuances, debt financing or selling of working interests in order to discharge its liabilities and continue its activities. In the longer term, the recoverability of the carrying value of the Company’s long-lived assets is dependent upon the Company’s ability to preserve its interest in the underlying properties, the discovery of economically recoverable reserves and the achievement of profitable operations. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

While the outcome of fund raising and exploration activities cannot be determined at this time, these consolidated financial statements are prepared on the basis of a going concern. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. While there is substantial doubt about the ability of the Company to continue to use the going concern assumption, these consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to secure additional funding and attain profitable operations. Management intends to acquire additional assets. On June 27, 2012 the Company entered into a non-binding letter of intent with Petro River Oil, LLC (“Petro River”), a privately held Delaware limited liability company that would result in the Company acquiring Petro River for common stock, the name of the Company changed and the Company re-domiciled to Delaware (the "Merger Transaction"). The letter of intent also contemplates that the board of the Company will consist of 5 members, 4 of which will be nominated by Petro River. Currently it is intended that post- transaction, current common shareholders of the Company will own approximately 2% of the issued and outstanding shares of the Company.

Change in Reporting and Functional Currency	12 Months Ended
Apr. 30, 2012
Change In Reporting And Functional Currency
Change in Reporting and Functional Currency

2.	Change in Reporting and Functional Currency:

These consolidated financial statements have been prepared using the United States dollar as the reporting currency, as management is of the opinion the use of US dollars to prepare the annual financial statements enhances communication with stockholders and improves comparability of financial information reported with peer group companies. Financial statements in prior to July 31, 2010 years were prepared using a Canadian dollar (Cdn dollar) reporting currency, however, both current year and historical financial information has been translated to US dollars in accordance with the method described in the significant accounting policies. The change in reporting currency resulted in the recognition of a cumulative foreign currency translation adjustment of $(283,771) and $37,506 in accumulated other comprehensive income for the years ended April 30, 2011 and 2012, respectively.

Effective July 30, 2010, the Company and its subsidiaries changed functional currency from the Cdn dollar to the US dollar. This change was made as a result of the financing completed in July 2010, causing the Company’s primary source of funding to be in US dollars and making the US dollar the currency of the economic environment in which the entity primarily generates and expends cash.

Basis of Preparation	12 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

3.	Basis of Preparation:

The consolidated financial statements and accompanying footnotes are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Significant Accounting Policies	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

4.	Significant Accounting Policies:

(a)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include volumes of oil and natural gas reserves, abandonment obligations, impairment of oil and natural gas properties, depreciation, depletion and amortization, income taxes, fair value of derivatives liabilities and other financial instruments, and contingencies.

Oil and gas reserve estimates, which are the basis for unit-of-production depletion and the full cost ceiling test, have a number of inherent uncertainties. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of oil and gas that are ultimately recovered. In addition, reserve estimates are vulnerable to changes in prices of crude oil and gas. Such prices have been volatile in the past and can be expected to be volatile in the future.

(b)	Cash and Cash Equivalents:

Cash and cash equivalents include all highly liquid monetary instruments with original maturities of three months or less when purchased to be cash equivalents.  These investments are carried at cost, which approximates fair value. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits.  The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”).  Beginning April 30, 2010 through April 30, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013.

(c)	Oil and Gas Operations:

Oil and Gas Properties: The Company uses the full-cost method of accounting for its exploration and development activities. Under this method of accounting, the cost of both successful and unsuccessful exploration and development activities are capitalized as oil and gas property and equipment. Proceeds from the sale or disposition of oil and gas properties are accounted for as a reduction to capitalized costs unless the gain or loss would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas attributable to a country, in which case a gain or loss would be recognized in the statement of operations. The Company has defined a cost center by country. Currently, all of the Company’s oil and gas properties are located within the continental United States, its sole cost center.

Oil and gas properties may include costs that are excluded from costs being depleted. Oil and gas costs excluded represent investments in unproved properties and major development projects in which the Company owns a direct interest. These unproved property costs include nonproducing leasehold, geological and geophysical costs associated with leasehold or drilling interests and in process exploration drilling costs. All costs excluded are reviewed at least quarterly to determine if impairment has occurred.

Proved Oil and Gas Reserves: In accordance with Rule 4-10 of SEC Regulation S-X, proved oil and gas reserves are the estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. The price used to establish economic producibility is the average price during the 12-month period preceding the end of the entity's fiscal year and calculated as the un-weighted arithmetic average of the first-day-of-the-month price for each month within such 12-month period.

Ceiling Test: Under the full-cost method of accounting, a ceiling test is performed quarterly. The full-cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test determines a limit on the carrying value of oil and gas properties.  The capitalized costs of proved oil and gas properties, net of accumulated depreciation, depletion, amortization, and impairment and the related deferred income taxes, may not exceed the estimated future net cash flows from proved oil and gas reserves, excluding future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, generally using current prices (with consideration of price changes only to the extent provided by contractual arrangements) as of the date of the latest balance sheet presented and including the effect of derivative instruments that qualify as cash flow hedges, discounted at 10%, net of related tax effects, plus the cost of unevaluated properties and major development projects excluded from the costs being amortized. If capitalized costs exceed this limit, the excess is charged to expense and reflected as additional accumulated depreciation, depletion, amortization and impairment. In the application of the full-cost method, the term “current price” means the average price during the 12-month period prior to the end of the entity's fiscal year determined as the un-weighted arithmetical average of the prices on the first day of each month within the 12-month period.

In accordance with SEC Staff Accounting Bulletin ("SAB") No. 103, “Update of Codification of Staff Accounting Bulletins ,” derivative instruments qualifying as cash flow hedges are to be included in the computation of the limitation on capitalized costs. The Company has not accounted for its derivative contracts as cash flow hedges. Accordingly, the effect of these derivative contracts has not been considered in calculating the full cost ceiling limitation as of April 30, 2012 and 2011.

Depletion, Depreciation and Amortization: Depletion, depreciation and amortization is provided using the unit-of-production method based upon estimates of proved oil and gas reserves with oil and gas production being converted to a common unit of measure based upon their relative energy content. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is deducted from the capitalized costs to be amortized. Once the assessment of unproved properties is complete and when major development projects are evaluated, the costs previously excluded from amortization are transferred to the full cost pool and amortization begins. The amortizable base includes estimated future development costs and where significant, dismantlement, restoration and abandonment costs, net of estimated salvage value.

In arriving at rates under the unit-of-production method, the quantities of recoverable oil and natural gas reserves are established based on estimates made by the Company’s geologists and engineers which require significant judgment, as does the projection of future production volumes and levels of future costs, including future development costs. In addition, considerable judgment is necessary in determining when unproved properties become impaired and in determining the existence of proved reserves once a well has been drilled. All of these judgments may have significant impact on the calculation of depletion expense. There have been no material changes in the methodology used by the Company in calculating depletion of oil and gas properties under the full cost method during the years ended April 30, 2012 and 2011.

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $16,380,166. Management concluded that an impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Management’s assessment was based on its lack of success in raising funds necessery to commercialize its assets. The Company impaired the assets to salvage values.

As of April 30, 2011, the Company performed a ceiling test calculation to assess the ceiling limitation of the proved oil properties in Missouri and determined that its net capitalized costs for the Missouri projects exceeded the ceiling limitation. As a result, the Company recorded an impairment charge of $9,066,590 (2010 - $nil) on the Missouri projects.

(d)	Property and Equipment other than Oil and Gas Properties:

Property and equipment are carried at cost, less accumulated depreciation.  Depreciation expense ($24,303 in 2012 and $60,465 in 2011, and $ 152,720 in 2010) is computed using the straight-line method over the estimated useful lives ranging from 3 to 5 years.

Renewals and improvements that significantly extend the useful lives of the assets are capitalized.  Capitalized leased assets and leasehold improvements are depreciated over the shorter of their useful lives or the remaining lease term.  Expenditures for maintenance and repairs are charged to expense as incurred. The cost of assets retired or otherwise disposed of and the related disposals are credited or charged to operations.

(e)	Asset Retirement Obligations:

The Company recognizes a liability for the estimated fair value of site restoration and abandonment costs when the obligations are legally incurred and the fair value can be reasonably estimated. The fair value of the obligations is based on the estimated cash flow required to settle the obligations discounted using the Company's credit adjusted risk-free interest rate. The obligation is recorded as a liability with a corresponding increase in the carrying amount of the oil and gas assets. The capitalized amount will be depleted on a unit-of-production method. The liability is increased each period, or accretes, due to the passage of time and a corresponding amount is recorded in the statement of operations. Revisions to the estimated fair value would result in an adjustment to the liability and the capitalized amount in oil and gas assets.

(f)	Foreign Currency Translation:

Commencing July 30, 2010, the US dollar is the functional currency of the Company and its subsidiaries. Monetary assets and liabilities denominated in foreign currencies are translated to US dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities at the exchange rates in effect at the time of the transactions. Revenues and expenses are translated to US dollars at rates approximating exchange rates in effect at the time of the transactions. Translation exchange gains and losses resulting from the period-end translation of assets and liabilities denominated in foreign currencies are recorded in other comprehensive income or loss, on the statement of equity. Transaction gains or losses are recognized through earnings.

For periods prior to July 30, 2010, the functional currency of the Company and its subsidiaries was Cdn dollar, which was translated into US dollars, the Company’s reporting currency, using the current rate method. Under this method, assets and liabilities are translated at the closing rate in effect at the end of the comparative period; revenues, expenses and cash flows are translated at the average rate in effect for the period; and equity transactions are translated at historical rates. Translation adjustments are included in accumulated other comprehensive loss presented in stockholders’ equity.

The Company is exposed to foreign currency fluctuations as it has cash, accounts receivable and accounts payable denominated in Canadian dollars. A 1% change in foreign exchange rates between the US and Canadian dollars would have resulted in a change of approximately $1,000 in the net loss in 2012 (2011-$2,425; 2010-$2,570). There are no exchange rate contracts in place.

(g)	Oil Revenue:

Sales of oil, net of any royalties, are recognized when oil has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable. We sell oil on a monthly basis. Virtually all of our contracts’ pricing provisions are tied to a market index, with certain adjustments based on, among other factors, whether a well delivers to a gathering or transmission line, quality of the oil, and prevailing supply and demand conditions, so that the price of the oil fluctuates to remain competitive with other available oil supplies.

(h)	Stock-Based Compensation:

Generally, all forms of stock-based compensation, including stock option grants, warrants, and restricted stock grants are measured at their fair value utilizing an option pricing model on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from stock-based compensation are recorded in general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

(i)	Income Taxes:

The Company follows the asset and liability method of tax allocation accounting. This method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial accounting bases and tax bases of assets and liabilities. The tax benefits of tax loss carry-forwards and other deferred taxes are recorded as an asset to the extent that management assesses the utilization of such assets to be more likely than not. Deferred tax assets and liabilities are measured using the tax rate in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates of deferred tax assets and liabilities is recognized in income in the year of the enacted rate change. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes interest and penalties related to uncertain tax positions in statement of operations. During 2012 the Company incurred penalties and interest of approximately $32,000 with the Canadian Revenue Agency. Through October 15, 2012, the Company has paid $10,000 of the outstanding penalties and interest. As of April 30, 2011 and 2010 there were no charges for interest and penalties.

(j)	Per Share Amounts:

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Common share equivalents excluded at April 30, 2012, 2011 and 2010 an aggregate of 117,759,023, 120,309,640 and 81,062,750 shares of common stock, respectively.

There is no difference between the basic and diluted per share amounts as the effects of the convertible notes, derivative warrants, Preferred A Warrants, Preferred B share, Preferred B warrants stock options, consulting and compensation warrants are anti-dilutive.

The Company had the following common stock equivalents at April 30, 2012, 2011 and 2010:

As at	April 30 2012	April 30 2011	April 30, 2010
Preferred A Shares	-	-	34,592,950
Preferred A Warrants	19,250,000	19,250,000	15,400,000
Preferred B Shares	8,799,995	10,000,000	20,000,000
Preferred B Warrants	15,399,125	17,500,000	10,000,000
Senior I Notes	12,646,000	11,750,000	–
Senior I Warrants	12,500,000	12,500,000	–
Senior II Notes	23,000,000	23,000,000	–
Senior II Warrants	9,200,000	9,200,000	–
Junior Notes	12,988,903	12,505,340	–
Consulting Warrants	2,720,000	2,720,000	–
Stock Options	775,000	1,404,300	1,069,800
Compensation Warrants	480,000	480,000	-
	117,759,023	120,309,640	9,069,095

(k)	Fair Value of Financial Instruments:

All financial instruments, including derivatives, are to be recognized on the balance sheet initially at fair value. Subsequent measurement of all financial assets and liabilities except those held-for-trading and available for sale are measured at amortized cost determined using the effective interest rate method. Held-for-trading financial assets are measured at fair value with changes in fair value recognized in earnings. Available-for-sale financial assets are measured at fair value with changes in fair value recognized in comprehensive income and reclassified to earnings when derecognized or impaired.

At each balance sheet date, the Company assesses financial assets for impairment with any impairment recorded in the consolidated statement of operations. To assess loans and receivables for impairment, the Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces loans and receivables to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of the time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Market risk is the risk that changes in commodity prices will affect the Company’s oil sales, each flows or the value of its financial instruments. The objectives of commodity price risk management is to manage and control market risk exposures within acceptable limits while maximizing returns.

The Company is exposed to change in oil prices which impact its revenues and to change in natural gas process which impact its operating expenses.

The Company does not utilize financial derivatives or other contracts to manage commodity price risks.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritized the inputs into three broad levels:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

(l)	Derivatives:

The Company evaluates all financial instruments for freestanding and embedded derivatives. Warrants and conversion features related to convertible notes and preferred shares do not have readily determinable fair values and therefore require significant management judgment and estimation. The Company uses the Binomial pricing model to estimate the fair value of warrant and note conversion feature at the end of each applicable reporting period. Changes in the fair value of these derivatives during each reporting period are included in the statement of operations. Inputs into the Binomial pricing model require estimates, including such items as estimated volatility of the Company’s stock risk-free interest rate and the estimated life of the financial instruments being fair valued.

(m)	Subsequent Events:

The Company evaluates subsequent events through the date when financial statements are issued.  The Company, which files reports with the SEC, considers its consolidated financial statements issued when they are widely distributed to users, such as upon filing of the financial statements on EDGAR, the SEC’s Electronic Data Gathering, Analysis and Retrieval system.

(n)	Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation. The loss from operations decreased by approximately $10.8 million and $921,318 in years 2011 and 2010 respectively. The $10.8 million and $921,318 were reclassified to other income and expense with no impact on net loss.

(o)	Segment Reporting

In accordance with ASC 280 “Segment Reporting”, operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Our chief decision maker, as defined under the FASB’s guidance, is the Chief Executive Officer. It is determined that the Company operates in one business segment and two geographic segments, Canada and the United States of America.

(p)	Recent Accounting Pronouncements:

In July 2012, the FASB issued the Accounting Standards Update or ASU, 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment, that allows entities to have the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of these provisions to have a significant effect on its financial statements.

In December 2011, the FASB issued the ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, that deferred the effective date for amendments to the presentation of reclassifications of items out of other comprehensive income. ASU 2011-12 was issued to allow the FASB time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. During the redeliberation period, entities will continue to report reclassifications out of accumulated other comprehensive income using guidance in effect before ASU 2011-05 was issued. ASU 2011-05 is to be applied retrospectively and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company does not expect the adoption of these provisions to have a material effect on its financial statements.

Oil and Gas Assets	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Oil and Gas Assets

5.	Oil and Gas Assets:

The following table summarizes the oil and gas assets by project:

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	$950,000	$-	$75,000	$-	$-	$100,000	$1,125,000

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, May 1, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809
Additions	1,516,465	102,364	-	4,745	-	-	1,623,574
Depletion	(720,740)	-	-	-	-	-	(720,740)
Impairment	(9,066,590)	(3,179,174)	(602,913)	-	-	-	(12,848,677)
Foreign currency translation	(301,444)	(38,872)	(8,296)	(1,144)	-	(16,380)	(366,136)
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830

Cost	Missouri (a)	Kentucky(b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2009	$22,462,582	$2,695,991	$1,273,963	$83,803	$251,460	$1,529,053	$28,296,852
Additions	714,821	49,223	15,413	-	-	5,557	785,014
Recoveries and transfers	38,311	-	-	(3,200)	(323)	(4,719)	30,069
Disposition	(2,011,529)	-	-	-	-	(379,548)	(2,391,077)
Depletion	(95,815)	-	-	-	-	-	(95,815)
Impairment	-	-	(816,696)	-	(290,237)	(55,612)	(1,162,545)
Foreign currency translation	3,827,939	470,468	213,529	14,010	39,100	260,265	4,825,311
Balance, April 30, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809

During the year ended April 30, 2012, the Company capitalized approximately $121,000 (2011-$181,000; 2010 - $161,000), of administrative costs and $nil (2011-$9,945; 2010 - $50,846), of stock-based compensation costs, which have been included as part of the Missouri project additions.

In conjunction with the Preferred B Option (note 11), for a period which is the latter of the Series B Preferred Shares (or the underlying investment rights to buy Series B Preferred Shares) being outstanding or August 28, 2011, Mega Partners 1, LLC (“MP1”), an entity controlled by a Director of the Company who was elected September 7, 2012, held rights to acquire additional property interests as follows:

●	MP1 has the option to acquire up to a 20% proportionate interest in any of the Company’s properties outside of the Deerfield Area by paying a proportionate 133% of the Company’s costs-to-date in respect of such property.

●	MP1 has the option to participate with the Company in any future oil and gas property acquisitions for a proportionate 20% share of any such acquisitions.

(a)	Missouri

Effective July 1, 2010, Petro reacquired the 10% working interest in the Company’s Marmaton River and Grassy Creek projects it had sold during fiscal 2010 to MP1, in exchange for a 2.75% gross overriding royalty interest on the projects. Following this acquisition, Petro has a 100% working interest in both projects.

MP1 retains the option to acquire up to a 10% interest in future projects within the Deerfield Area, on a project by project basis, by paying up to a US $300,000 equalization payment per project and thereafter its proportionate share of all future development and operating costs in respect of such project, including a proportionate share of facility costs.

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $15,218,009. Management concluded that an impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Managements assessment was based on its lack of success in raising funds necessary to commercialize its assets. The Company impaired the assets to salvage values.

As of April 30, 2011 the company performed a ceiling test calculation to assess the ceiling limitation of the proved oil properties in Missouri and determined that its net capitalized costs for the Missouri projects exceeded the ceiling limitation. As a result, the Company recorded an impairment charge of $9,066,590 (2010 - $nil) on the Missouri projects.

During 2012, the Company earned an average price of $76.75 per barrel of oil equivalent (boe) (2011 -$59; 2010 -$52.90) and incurred operating expenses of $351.71 per boe (2011 -$130.70; 2010 -$132.80). The Company’s 2012 depletion rate was $46.75 per boe (2011 -$27.15; 2010 -$6.02).

(b)	Kentucky

The Company has a 37.5% working interest in the shallow rights and an additional 37.5% working interest in the deep rights in certain oil and gas leases totaling approximately 29,147 unproved net mineral acres (10,930 net acres).

On September 21, 2010, the Company and its 62.5% working interest partner (together the “Farmor”) signed a farm-out agreement for their interest in 5,100 net acres in the Little Muddy Area of Butler County, Kentucky.

On December 4, 2010, this farm-out agreement was expanded to cover the full 29,147 unproved net mineral acres. All acreage leased in Kentucky by the Farmor and the Farmee in Butler, Warren, Edmonson and Muhlenberg counties shall be pooled and be subject to the new agreement, including approximately 1,000 net acres owned by the Farmee which are contiguous with Farmor’s leases.

In 2011, the Farmee, at its sole cost, will drill, test and complete or abandon wells at locations of its choice on the joint lands, test production technologies and construct any production facilities required. Upon Farmee recovering all of its project development costs out of 100% of the working interest revenue attributable to each production project on the joint lands, the working interest in, and revenue from, each such project will be shared 50% by the Farmee and 50% by the Farmor (Petro 18.75%, working interest partner 31.25%). During each year of the 4-year term of this agreement, the Farmee is required to pay all lease rentals attributable to the joint lands and drill a sufficient number of wells to hold a minimum of 15% of the joint lands. The parties will share any sale proceeds from the pooled lands, net of cost recovery, in proportion to their respective working interests.

During the year ended April 30, 2012, the Company recorded an impairment charge of $100,000 (2011 -$3,179,174; 2010 - $nil) on the Kentucky project as a result of the lack of development activity by the Farmee and the curtailment of Company plans to continue exploration on the project due to a lack of available capital. As a result of these factors and to help raise capital for other purposes the Company is seeking to depose of its interest in this property. To date no offers have been received on the property and the amount that may be ultimately realized is uncertain.

(c)	Montana

The Montana leasehold is in the Devils Basin prospect and totals 1,175 gross acres (881 net). Petro currently owns a 75% working interest in this prospect. Gravis has no immediate plans to develop this property. On April 17, 2012 the Teton Prospect leases totalling 2,807 gross acres (1137 net) expired.

During the year ended April 30, 2012 the Company recorded an impairment charge of $nil (2011 -$602,913; 2010 - $816,696) on the Montana project. The 2011impairment was recorded due to the expiry of leases and curtailment of plans to continue exploration on the lands in the near term because of the lack of capital available for this project. The remaining costs represent the Company’s estimate of the fair value of the leases as determined by sales in the area for long term leases with farmout potential and related seismic value.

(d)	Kansas

The Chetopa project consists of a 100% interest in two oil and gas leases covering 385 net mineral acres located two miles south of Chetopa, Kansas. The project was suspended in fiscal 2009. On April 2, 2012, the Company sold its suspended Chetopa pre-commercial heavy oil demonstration project including certain oil and gas equipment and a 100% interest in one oil and gas lease covering 320 net acres for cash consideration of $7,100 and for a royalty of $5 per bbl. on future production with a royalty cap of $1,000,000. One lease of 65 acres expired during the year ended April 30, 2012. During the year ended April 30, 2012 the Company recorded an impairment charge of $91,114(2011 -$nil; 2010 - $nil).

(e)	Texas

At April 30, 2012 all the Company’s Texas leases are expired.  The Company has recorded an abandonment liability of $260,482 with respect to five remaining wells and leases. During the years ended April 30, 2011 and 2010, the Company recorded an impairment change of $nil and $290,237, respectively.

(f)	Other

Other property consists primarily of four used steam generators and related equipment that will be assigned to future projects. In March of 2012, the Company sold one of its five steam generators, located in Lloydminster, Alberta for cash consideration of $219,154. During the year ended April 30, 2012, the Company recorded an impairment charge of $971,043 (2011 -$nil; 2010 - $55,612).

Related Party Long-term Receivable	12 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Long-term Receivable

6.	Related Party Long-term Receivable:

The $302,536 (April 30, 2011 - $294,862; April 30, 2010) long-term receivable is for capital and operating costs owing from MP1 on the Marmaton River and Grassy Creek projects in Missouri. MP1 is controlled by one of the Company’s Directors who was appointed a Director of the Company on September 7, 2012. In July 2010, the Company and MP1 entered into an arrangement whereby the Company reacquired the remaining 10% working interest in the projects in exchange for a 2.75% gross overriding royalty (“GOR“). Under this arrangement, the Company will recover the balance owing from 50% of the GOR payments to the partner. During the time the receivable is outstanding, the Company earns interest on the outstanding balance at the U.S bank prime rate plus 3%. Included in the reported amount receivable is $32,514.29 of interest earned on the outstanding balance (2011- $15,050; 2010 - $nil). As of April 30,2012, the outstanding receivable of $302,536 was fully reserved for $302,536. In addition, the Company ceased to record additional interest on the receivable as of April 30, 2012.

Natural Gas Purchase Line of Credit Agreement	12 Months Ended
Apr. 30, 2012
Natural Gas Purchase Line Of Credit Agreement
Natural Gas Purchase Line of Credit Agreement

7.	Natural Gas Purchase Line of Credit Agreement:

The Company had a natural gas purchase line of credit agreement for the sole purpose of buying natural gas to fuel the steam generators on its Marmaton River and Grassy Creek projects. The line of credit was repaid in February 2011 and then terminated.

Asset Retirement Obligations	12 Months Ended
Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

8.	Asset Retirement Obligations:

The total future asset retirement obligation was estimated based on the Company’s ownership interest in all wells and facilities, the estimated legal obligations required to retire, dismantle, abandon and reclaim the wells and facilities and the estimated timing of such payments. The Company estimated the present value of its asset retirement obligations at April 30, 2012 and 2011 based on a future undiscounted liability of $952,292 and $1,208,293, respectively. These costs are expected to be incurred within one to 24 years. A credit-adjusted risk-free discount rate of 10% and an inflation rate of 2% were used to calculate the present value.

Changes to the asset retirement obligation were as follows:

	2012	2011
Balance, beginning of year	$727,336	$767,540
Additions	-	42,197
Disposition	(165,325)	-
Revisions	-	(143,268)
Accretion	65,061	60,867
	627,072	727,336
Current portion for cash flows expected to be incurred within one year	(260,482)	(205,700)
Long-term portion, end of year	$366,590	$521,636

As at April 30, 2012, the Company has $25,000 (2011 -$143,696; 2010 - $140,815) of reclamation deposits with authorities to secure certain abandonment liabilities in Missouri.

Expected timing of asset retirement obligations:

Year Ended April 30
2013	260,482
2014	122,222
2015	135,556
2016	75,556
Thereafter	358,476
952,292
Effect of discount	(325,220)
Total	$627,072

Convertible Notes	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Convertible Notes

9.	Convertible Notes:

In July 2010, the Company closed a financing with a group of its existing shareholders for US $2.5 million of funding. The transactions included the issuance of $2.5 million in senior secured convertible notes (“Senior I Notes”), the conversion of the outstanding Preferred A Shares into approximately $2.5 million junior secured convertible notes (“Junior Notes”) and the reacquisition of a 10% working interest in the Marmaton River and Grassy Creek projects from MPI in exchange for a 2.75% gross overriding royalty on these properties.

On December 28, 2010, January 31, 2011 and March 7, 2011, the Company issued an aggregate of $4.6 million senior secured convertible notes (“Senior II Notes”).

The Senior I and Senior II Notes are senior obligations of the Company secured by the oil and gas assets in the state of Missouri. The Junior Notes are secured by the same assets, but rank behind the Senior I and II Notes in priority.

The investors in the Senior I Notes and the Junior Notes were extended full anti-dilution protection on all convertible securities, including notes and warrants.

For a period of one year following the closing date of each note, the investors in the notes have a right to participate in future financings of the Company.

In the event the Company issues common shares or securities convertible into or exercisable for common shares at a price per share or conversion or exercise price less than the conversion or exercise prices agreed to for each note, the conversion price of the notes and the exercise price of the warrants automatically reduce to such lower prices. The number of warrants outstanding will be increased such that the expected exercise proceeds remain unchanged.

The Company incurred $327,752 of loan fees for the issuance of Senior and Junior Notes which are presented as a deferred asset on the balance sheet and recognized as an expense over the term of the respective notes. During the years ended 2012, 2011 and 2010, the Company recognized $172,288, $100,357 and $nil as expense.

The table details the amounts recognized for the Senior and Junior Notes at the date of issuance:

	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

The conversion feature and senior warrants amounts recognized are the fair values of the derivative components at issuance date, with the remainder of the proceeds being attributed to the liability components of the notes.

The table details the continuity of convertible notes for the years ended April 30, 2012 and 2011:

	Face Value of the Notes	Carrying amount of the Notes
Balance, May 1, 2010	$-	$-
Issued	9,601,069	5,909,799
Interest and accretion	-	856,307
Conversion of Senior I Notes	(150,000)	(99,843)
Balance, April 30, 2011	9,451,069	6,666,263
Issued
Interest and accretion	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Senior I Note current portion	(2,529,200)	(2,529,200)
Long-term portion	$7,197,781	$6,568,433

(a)	Senior I Notes

The Senior I Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior I Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The Senior I Notes mature on January 30, 2012 (currently in default) and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Senior I Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% repayment premium. Note holders may elect to receive the redemption amount in common shares at the conversion price.

In addition, one warrant was issued to the Senior I Note holders for each $0.50 principal amount of the Senior I Notes for a total of 5,000,000 Senior I Warrants (“Senior I Warrants”). The Senior I Warrants were initially exercisable at $0.50 per share until July 29, 2013. On December 28, 2010, upon the issuance of Senior II notes and Senior II warrants. the conversion price of the Senior I Notes was reduced to $0.20 per share and the number of Senior I Warrants was increased to 12,500,000 and the exercise price reduced to $0.20 per share.

The fair values of the conversion feature and Senior I Warrants were estimated using the Black-Scholes pricing model based on a risk-free rate of 0.29% - 0.84%, expected volatility of 75% - 100%, and an expected life of 18 months to 3 years.

In March and April 2011, the Company issued 750,000 common shares on the conversion of $150,000 principal amount of Senior I Notes for which $184,373 was credited to share capital (note 12) comprised of a $99,843 pro-rata portion of the liability and $84,530 of the conversion feature.

During the years ended April 30, 2012, 2011 and 2010, the Company accreted the debt discount in the amount of $773,914, $480,596 and $nil respectively. The Company recorded 15% default interest during the years ended April 30, 2012 and 2011.

(b)	Senior II Notes

The Senior II Notes pay interest quarterly at an annual rate of 8% in cash or 12% in additional Senior II Notes at the Company’s option for the first six months after closing and at the holder’s option thereafter. The Senior II Notes mature on June 28, 2012 and are convertible at any time at the holder’s option at a conversion price of $0.20 per common share. The Senior II Notes are also redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 15% premium due on the investment amount. Note holders may elect to receive the redemption in common shares at the conversion price.

In addition, one warrant has been issued to the Senior II Note holders for each $0.50 principal amount of the Senior Notes for a total of 9,200,000 Senior II Warrants (“Senior II Warrants”). The Senior II Warrants have an exercise price of $0.25 per share, of which 2,400,000 are exercisable until December 28, 2013, 5,600,000 are exercisable until January 31, 2014 and 1,200,000 are exercisable until March 7, 2014.

The fair values of the conversion feature and Senior II Warrants were estimated using the Black-Scholes pricing model based on a risk-free rate of 0.28% - 1.15%, expected volatility of 120% - 130%, and an expected life of 18 months to 3 years.

As at April 30, 2011, $658,000 of Senior II Note proceeds were held in an escrow account. This amount is made available to the Company upon written request by the board of directors. The escrow was released during the year ended April 30, 2012.

During the years ended April 30, 2012, 2011 and 2010, the Company accreted the debt discount in the amount of $972,222, $243,382 and $nil, respectively. The Company recorded 15% default interest during the years ended April 30, 2012 and 2011.

(c)	Junior Notes

The Junior Notes pay interest quarterly at an annual rate of 5% in cash or 7.5% in additional Junior Notes at the Company’s option until January 30, 2011 and at the holder’s option thereafter. The Junior Notes mature on July 30, 2013 and are convertible at any time at the holder’s option at a conversion price of $0.50 per common share. The Junior Notes are redeemable in cash at any time at the Company’s option or convertible into common shares at the Company’s option if certain conditions have been met. In the event of redemption before the end of the term, there will be a 5% premium due on the investment amount. Note holders may elect to receive the redemption amount in common shares at the conversion price.

On December 28, 2010, the conversion price of the Junior Notes was reduced to $0.20 per share pursuant to the terms described above.

The fair value of the conversion feature was estimated using the Black-Scholes pricing model (equivalent value to utilizing binomial models) based on a risk-free rate of 0.84%, expected volatility of 100%, and an expected life of 3 years.

During the years ended April 30, 2012, 2011 and 2010, the Company accreted the debt discount in the amount of $409,324, $132,329 and $nil, respectively. The Company recorded 15% default interest during the years ended April 30, 2012 and 2011.

Derivatives	12 Months Ended
Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

10.	Derivatives

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, May 1, 2010	$740,269	$-	$590,640	$-	$-	$-	$1,330,909
Preferred B Option (b)	-	-	10,894	-	-	-	10,894
Consulting Warrants (c)	-	-	-	-	-	166,810	166,810
Senior I Notes (note 10)	-	-	-	327,790	926,720	-	1,254,510
Senior II Notes (note 10)	-	-	-	627,830	881,350	-	1,509,180
Junior Notes (note 10)	-	-	-	927,580	-	-	927,580
Conversion of Senior I Notes	-	-	-	(84,530)	-	-	(84,530)
Change in fair value	2,479,431	-	4,520,760	1,070,960	988,820	324,570	9,384,541
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618

The fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.27%-1.01%	0.34%-1.01%	0.32%-0.38%	0.20%-0.78%	0.20%-0.90%
Expected volatility	100%-104%	100%-104%	104%	104%-113%	104%-122%
Expected life	2.3-3.3 years	2.0-5 years	1.2-1.4 years	1.2-2.5 years	1.2-2.6 years

The following table summarizes derivative warrants outstanding and exercisable as at April 30, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.33 years
Preferred B Warrants	15,399,125	0.20	4.10 years
Senior I Warrants	12,500,000	0.20	1.25 years
Senior II Warrants	9,200,000	0.25	1.75 years
Consulting Warrants	2,720,000	0.25	1.56 years
	59,069,125	$0.21	2.50 years

(a)	Preferred A Warrants:

In conjunction with the Preferred A Shares issuance in August 2009, the Company issued 15,400,000 warrants (the “Preferred A Warrants”) to the Series A investors. Each Preferred A Warrant allows the holder to purchase a common share at $0.25 per share until August 28, 2014. After May 28, 2010 a cashless conversion option was available only with respect to Preferred A Warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company. All of the Preferred A Warrants are outstanding as at April 30, 2012 and the Company has no effective registration statement in effect related to the Preferred A Warrant shares.

The Preferred A Warrants have similar round-down provisions as the Senior warrants, as a result of which the number of Preferred A Warrants was increased to 19,250,000 at an exercise price of $0.20 on December 28, 2010.

(b)	Preferred B Option:

On August 28, 2009, in conjunction with the Preferred A Share issuance, the Junior Note holders (then holders of Preferred A Shares) received an option to purchase up to 20,000 Series B convertible preferred shares (”Preferred B Shares”) for a stated value of $100 each until November 24, 2010 (extended until June 7, 2011). Each Preferred B Share is convertible into common shares without payment of additional consideration on the basis of 500 common shares for each Preferred B Share converted. (the “Preferred B Option”).

On June 7, 2011, 17,599 Preferred B Options were exercised for gross proceeds of $1,759,900 (convertible into 8,799,995 common shares) and the remaining 2,401 Preferred B Options expired. On June 7, 2011, the date of exercise of Preferred B option, the Company revalued the fair value of Preferred B Option and change in fair value of Preferred B option of $(385,906) was recorded in earning. The fair value of exercised and expired portion of Preferred B option of $5,508,200 and proceeds of $1,759,900 were recorded as additional paid in capital

In conjunction with the exercise of the Preferred B Options, the Company issued 15,399,125 common share purchase warrants (“Preferred B Warrants”) on the basis of 875 Preferred B Warrants for each Preferred B Share purchased. Each warrant allows the holder to purchase a common share at $0.20 per share until June 7, 2016. After nine months from the date of issuance, a cashless conversion option is provided only with respect to warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company.

The Preferred B Shares and the Preferred B Warrants contained full ratchet provisions in which the conversion prices could be reset in the event of a subsequent down round issuance. In accordance with ASC 815-40-55, these ratchet provsions were bifurcated from the host instrument, valued utilizing a Binomial pricing model and recorded as a derivative liability.

The fair value of Preferred B Shares and Warrants was estimated on the date of issuance at $5,339,700 using a Binomial pricing model based on a risk-free rate of 1.59%, expected volatility of 100%, and an expected life of 2-5 years.

(c)	Consulting Warrants:

During 2010, the Company issued the warrants to consultants for professional services:

					Fair Value
Date of Issue	Number of Warrants	Exercise Price		Expiry Date	Issue Date	April 30 012
July 30, 2010	720,000	$0.25	(1)	July 30, 2013	$81,510	$1,731
December 28, 2010	2,000,000	$0.25		December 28, 2013	85,300	9,053
	2,720,000				$166,810	$10,789

(1)        On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.

Stockholders’ Deficiency	12 Months Ended
Apr. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders’ Deficiency

11.	Stockholders’ Deficiency:

The authorized capital of the Company consists of 2,250,000,000 common shares par value $0.00001 per share and 5,000,000 preferred shares par value $0.00001 per share. Effective June 20, 2011, the Company’s equity was reverse-split on a one-for-ten basis. All common share, preferred share, warrant and stock option figures disclosed herein are reported on a post reverse-split basis.

Preferred A Shares

On August 28, 2009, the Company issued 2,200 Series A convertible preferred shares (the “Preferred A Shares”), with a stated value of $100 for gross proceeds of $2,200,000 and convertible into common shares at $0.07 per common share.

The Preferred A Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 7.5% payable in additional Preferred A Shares. At July 30, 2010, the Company had declared a total of $301,069 (April 30, 2010 - $218,795) of accumulated dividends. On July 30, 2010, the Company exchanged 2,200 Preferred A Shares and $301,069 of accumulated dividends for $2,501,069 of Junior Notes through a transaction with existing shareholders. Dividends were calculated at 15% pursuant to the Preferred Share Subscription Agreement as the Company was in default on paying dividends as they came due on a quarterly basis. In conjunction with the exchange, the Company recorded a deemed dividend of $537,533 to shareholders for the difference between the $1,963,536 carrying value of the preferred shares and the $2,501,069 fair value of the convertible note on the exchange date.

(c)	Preferred B Shares:

The Company has 29,500 Preferred B Shares authorized.

On June 7, 2011, the Company issued 17,599 Series B convertible preferred shares (the “Preferred B Shares”), with a stated value of $100 for gross cash proceeds of $1,759,900 and convertible into common shares at $0.20 per common share.

The Preferred B Shares carried a cumulative quarterly dividend of 5% payable in cash or, at the Company’s discretion, of 150% of the 5% dividend payable in additional Preferred B Shares. As at April 30, 2012, 2011 and 2010, the Company had declared a total of $367,004, $nil and $nil, respectively, of accumulated dividends. A portion of the dividends were calculated at 15% (instead of 5%) pursuant to the Preferred B Share Subscription Agreement as the Company did not make the dividend payment when it became due on a quarterly basis.

Stock Based Compensation	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

12.	Stock Based Compensation:

Petro has two equity incentive plans. The number of shares reserved for issuance in aggregate under both plans is limited to 10% of the issued and outstanding common shares of Petro. The exercise price, term and vesting schedule of stock options granted are set by the board of directors at the time of grant. Stock options granted under the plans can be exercised on a cashless basis, whereby the employee receives a lesser amount of shares in lieu of paying the exercise price based on the quoted market price of the shares on the exercise date.

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding May 1, 2009	747,850	$4.10
Granted	413,200	1.40
Forfeited	(91,250)	(4.90)
Outstanding, April 30, 2010	1,069,800	3.00
Granted	1,302,000	0.50
Expired	(213,500)	(4.90)
Forfeited	(304,000)	(2.50)
Cancelled	(450,000)	(2.80)
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52

During fiscal 2010, the Company granted 413,200 stock options to certain employees, consultants and directors with a three-year term at exercise prices ranging from $1.00 to $1.80 per share. These options vest 25% six months from the grant date and 25% on each of the first, second and third anniversaries of the grant date.

On January 1, 2011, the Company granted 500,000 stock options exercisable at $0.50 per share. These options vest in three equal tranches on the first, second and third anniversaries of the grant date and expire on January 1, 2015.

On April 5, 2011, the Company granted 802,000 stock options exercisable at $0.50 per share of which 772,500 options vest immediately and 29,500 options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on April 5, 2014.

On June 30, 2011, the Company granted 100,000 stock options to the interim chief executive officer exercisable at $0.50 per share. The options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on June 30, 2015.

As at April 30, 2012, total compensation cost related to non-vested stock options not yet recognized is $31,571 which will be recognized over a weighted average period of 2.00 years.

The fair value of options granted was determined using the Binomial pricing model with the weighted average following assumptions:

	2012	2011	2010
Fair value per option	$0.34	$0.27	$1.58
Expected volatility	130%	130%	214%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0%	15%	10%
Dividend rate	0%	0%	0%
Expected life	4.0 years	3.4 years	3 years

The following table summarizes information about the options outstanding and exercisable at April 30, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.96 years	$0.50	650,833	$0.50
$1.50	17,500	0.58 years	$1.50	13,125	$1.50
	775,000	1.90 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Intrinsic value is the Company’s current per share fair value as quoted on the Over the Counter Bulletin Board on the balance sheet date less the current exercise price.

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding, May 1, 2010	-	$-	-
Granted	480,000	0.50	2.9 years
Outstanding and exercisable, April 30, 2011	480,000	0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	$0.50	1.9 years
Aggregate Intrinsic Value	$-	-	-

The fair value of compensation warrants was estimated using the Black-Scholes pricing model with the following assumptions: 0% dividends, 130% expected volatility, 15% forfeiture rate, 1.33% risk-free interest rate and an expected life of 3 years.

Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

13.	Income Taxes:

The Company files federal and provincial income tax returns in Canada, and federal and state and local income tax returns in the U.S. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of four years from the date of the original notice of assessment in respect of any particular taxation year. For Canadian income tax returns, the open tax years range from 2008 to 2012. The U.S. federal statute of limitations for assessment of income tax is closed for the tax years ending on or prior to April 30, 2008. In certain circumstances, the U.S. federal statute of limitations can reach beyond the standard three-year period. U.S. state statutes of limitations for income tax assessment vary from state to state. Tax authorities of Canada and U.S. have not audited any of the Company’s, or its subsidiaries’, income tax returns for the open tax years noted above.

The Company determines its income tax benefits and net deferred income tax asset (liability) based on the Canadian federal and provincial statutory income tax rates as the parent company is a Canadian corporation.

The income tax expense (benefit) consists of the following:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Foreign
Current	$-	$-	$-
Deferred	3,714,646	(388,258)	567,902

U.S. Federal
Current	-	-	-
Deferred	(4,804,126)	(5,921,439)	(5,255,419)

U.S. State & Local
Current	-	-	-
Deferred	(1,110,683)	-	-

Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)	$-	$-	$-

Income tax benefits differ from the amount that would be computed by applying the Canadian federal and provincial statutory income tax rates to the loss for the year as follows:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Loss for the year
Canada	$(921,009)	$(13,027,198)	$(4,355,736)
U.S.	(9,182,308)	(16,682,188)	(3,594,623)
	(10,103,317)	(29,709,386)	(7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862	(8,170,081)	(2,226,101)
Increase (decrease) resulting from:
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)	-	-
Accretion of debt discount for derivatives and warrants	560,419	-	-
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)	-	-
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264	-	-
Change in valuation allowance	2,200,163	6,309,697	4,687,517
	$-	$-	$-

The components of the April 30 net deferred income tax asset (liability), after applying corporate income tax rates, are as follows:

	2012	2011	2010
Net deferred income tax asset:
Oil and gas and administrative assets - Canada	$(346,795)	$(337,824)	$(356,868)
Oil and gas and administrative assets - U.S.	15,264,612	20,524,918	16,230,207
Operating losses - Canada	-	3,654,294	3,250,256
Operating losses - U.S.	26,682,497	15,507,383	13,880,655
Share issue costs	161,815	198,663	211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127	(32,874,430)
	$-	$-	$-

For the years ended April 30, 2012, the Company had U.S. federal net operating loss carryovers (“Nol’s”) of approximately $70,000,000, that are available to offset future taxable income. These loss carryovers expire beginning in 2027. The U.S. net operating loss carryovers may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations. No such change has occurred to date.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. Based on this assessment management has established a full valuation allowance against all of the deferred tax assets for every period, since it is more likely than not that all of the deferred tax assets will not be realized.

Under ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of April 30, 2012, April 30, 2011 and April 30, 2010. The Company does not expect any significant changes in its unrecognized tax benefits within the next twelve months. The Company’s federal and state income tax returns for the years ended April 30, 2008 through April 30, 2011 are subject to examination by the applicable taxing authority.

Related Party Transactions	12 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

14.	Related Party Transactions:

The $302,536 (April 30, 2011 - $294,862; April 30, 2010) long-term receivable is for capital and operating costs owing from MP1 on the Marmaton River and Grassy Creek projects in Missouri. MP1 is controlled by one of the Company’s Directors who was appointed a Director of the Company on September 7, 2012. In July 2010, the Company and MP1 entered into an arrangement whereby the Company reacquired the remaining 10% working interest in the projects in exchange for a 2.75% gross overriding royalty (“GOR“). Under this arrangement, the Company will recover the balance owing from 50% of the GOR payments to the partner. During the time the receivable is outstanding, the Company earns interest on the outstanding balance at the U.S bank prime rate plus 3%. Included in the reported amount receivable is $32,514.29 of interest earned on the outstanding balance (2011- $15,050; 2010 - $nil). As of April 30, 2012, the outstanding receivable of $302,536 was fully reserved for $302,536. In addition, the Company ceased to record additional interest on the receivable as of April 30, 2012.

During the year ended April 30, 2012, the Company paid $94,142 (2011 -$104,406; 2010 - $95,919) in professional fees to a law firm, where the former corporate secretary of the Company is a partner.

Segment Information	12 Months Ended
Apr. 30, 2012
Segment Reporting [Abstract]
Segment Information

15.	Segment Information:

Petro presently has one reportable business segment, that being oil and gas exploration and exploitation. Petro’ corporate and administrative operations are conducted in both Canada and the United States, while all of the oil and gas properties and operations are located in the United States.

	Year ended April 30, 2012
	Canada	USA	Consolidated
Revenue	$-	$436,386	$436,386
Expenses	921,009	9,618,857	10,539,866
Loss	(921,009)	(9,182,471)	(10,103,480)
Oil and gas assets	100,000	1,025,000	1,125,000
Property and equipment	-	8,146	8,146
Oil and gas asset additions	-	243,409	243,409
Oil and gas asset impairment	(971,043)	(15,409,123)	(16,380,166)
Property and equipment additions	-	12,033	12,033

	Year ended April 30, 2011
	Canada	USA	Consolidated
Revenue	$-	$1,565,963	$1,565,463
Expenses	13,027,198	18,248,151	31,275,349
Loss	(13,027,198)	(16,682,188)	(29,709,386)
Oil and gas assets	1,303,158	16,672,672	17,975,830
Property and equipment	8,333	11,165	19,498
Oil and gas asset additions	-	1,623,574	1,623,574
Oil and gas asset impairment	-	(12,848,677)	(12,848,677)
Property and equipment additions	3,054	-	3,054

	Year ended April 30, 2010
	Canada	USA	Consolidated
Revenue	$4,224	$1,576,999	$1,581,223
Expenses	4,359,960	5,171,622	9,531,582
Loss	(4,355,736)	(3,594,623)	(7,950,359)
Oil and gas assets	1,319,538	28,968,271	30,287,809
Property and equipment	65,077	14,886	79,963
Oil and gas asset additions	1,515	783,499	785,014
Oil and gas dispositions and recoveries	(384,267)	(1,976,741)	(2,361,008)
Oil and gas asset impairment	(55,612)	(1,106,933)	(1,162,545)
Property and equipment additions	-	7,401	7,401

Fair Value Measurements	12 Months Ended
Apr. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

16.	Fair Value Measurements:

The carrying values of cash and cash equivalents, cash in escrow, restricted cash, accounts payable and accrued liabilities approximate fair values due to their short terms to maturity. The long-term receivable is reported at amortized cost which approximates fair value.

Petro’ financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2011
Liability portion of convertible notes:
Current portion	$1,626,243	$2,049,760	$-	$2,049,760	$-
Long-term portion	5,040,020	4,464,990	-	4,464,990	-
	$6,666,263	$6,514,750	$-	$6,514,750	$-

April 30, 2011
Derivatives:
Consulting warrants	$491,380	$491,380	$-	$-	$491,380
Junior and Senior Notes and Warrants	5,666,520	5,666,520	-	-	5,666,520
Preferred A Warrants	3,219,700	3,219,700	-	-	3,219,700
Preferred B Option	5,122,294	5,122,294	-	-	5,122,294
	$14,499,894	$14,499,894	$-	$-	$14,499,894

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended April 30, 2012 and 2011:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2011	$14,499,894	$14,499,894

Purchases, issuances and settlements	5,339,700	5,339,700

Derivative ceases to exist due to conversion and expiration	(5,508,200)	(5,508,200)

Change in fair value of derivative liability
included in net loss	(13,573,776)	(13,573,776)

Transfers in and/or out of Level 3	-,	-,

Balance, April 30, 2012	$757,618	$757,618

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2010	$1,330,909	$1,330,909

Purchases, issuances and settlements	3,855,824	3,855,824

Derivative ceases to exist due to conversion and expiration	(82,274)	(82,274

Change in fair value of derivative liability
included in net loss	9,395,435	9,395,435

Transfers in and/or out of Level 3	-	-

Balance, April 30, 2011	$14,499,894	$14,499,894

The effect of changes in the fair value of the derivatives is included in note 10.

Contingency and Contractual Obligations	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingency and Contractual Obligations

17.	Contingency and Contractual Obligations:

(a)	Contingency:

In January 2010, the Company experienced a flood in its office premises as a result of a broken water pipe. There was significant damage to the premises rendering them unusable until remediation had been completed by the landlord. Pursuant to the lease contract, the Company has asserted that rent should be abated during the remediation process and accordingly, the Company has not paid rent since December 2009. During the remediation process, the Company engaged an independent environmental testing company to test for air quality and for the existence of other potentially hazardous conditions. The testing revealed the existence of potentially hazardous mold and the consultant provided specific written instructions for the effective remediation of the premises. During the remediation process, the landlord did not follow the consultant’s instructions and correct the potentially hazardous mold situation and subsequently in June 2010 gave notice and declared the premises to be ready for occupancy. The Company re-engaged the consultant to re-test the premises and the testing results again revealed the presence of potentially hazardous mold. The Company has determined that the premises are not fit for re-occupancy and considers the landlord to be in default of the lease and the lease terminated.

The landlord disputes the Company’s position and has given notice that it considers the Company to be in default of the lease for failure to re-occupy the premises.

In addition, the landlord has claimed that the Company owes monthly rent for the premises from January 2010 to June 30, 2010 in the amount of $247,348 and has claimed that, as a result of the alleged default, pursuant to the terms of the lease, the Company owes three months accelerated rent in the amount of $114,837. The landlord has also asserted that the Company would be liable for an amount up to the full lease obligation of $1,596,329 which otherwise would have been due as follows:

Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329

To date, no legal action has been commenced by the landlord and the cost, if any, to the Company is not determinable. Accordingly, no amounts related to rent or the disputed lease obligation have been recorded in these financial statements.

(b)	Severance Obligation:

At April 30, 2012 pursuant to employment agreements with a senior officer, the Company is obligated to pay up to $206,080 under certain events around employment termination.

Subsequent Events	12 Months Ended
Apr. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

18.	Subsequent Events:

On June 27, 2012 the Company entered into a non-binding letter of intent with Petro River Oil, LLC (“Petro River”), a privately held Delaware limited liability company that would result in Gravis acquiring Petro River for common stock, the name of the Company changed and the Company re-domiciled to Delaware (the "Merger Transaction"). The letter of intent also contemplates that the board of the Company will consist of 5 members, 4 of which will be nominated by Petro River. It is intended that post- transaction, current common shareholders of the Company will own approximately 2.5% of the issued and outstanding shares of the Company.

On July 16, 2012, the Company entered into a $250,000 Demand Promissory Note (“Note”) with Petro River Oil, LLC. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On September 6, 2012, the Company entered into a $125,000 Demand Promissory Note (“Note”) with Petro River Oil, LLC. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

On October 3, 2012, the Company entered into a $100,000 Demand Promissory Note (“Note”) with Petro River Oil, LLC. The Note bore interest at 8% per annum and is due two business days after receipt of demand for payment. In an event of default, the Note bears a default rate of 15% per annum. The Note is unsecured.

During September 2011 and, again, in August 2012, the Company was cease traded by the Alberta and British Columbia Securities Commissions for failure to file certain financial information. The Company made the required filings with regard to the 2011 cease trade orders and the Alberta and British Columbia cease trade orders were rescinded. The Company intends to make the required filings with regard to the 2012 cease trade orders and believes that the Alberta and British Columbia cease trade orders will be rescinded. However, as of the date of the filing of this report the cease trade orders have not been rescinded and no assurances can be given as to when or if they will be rescinded. Until these cease trade orders are rescinded the Company’s ability to raise capital is significantly restricted.

Effective September 12, 2012, the Company’s authorized capital consisted of 2,250,000,000 shares of common stock, par value $0.00001 per share, and 5,000,000 shares of preferred stock, par value $0.00001 per share. The shares of preferred and common stock are retrospectively restated on the accompanying consolidated financial statements.

On September 11, 2012, the Company re-organized under the laws of the State of Delaware. Prior to September 11, 2012, and at April 30, 2012, we were organized under the laws of Alberta, Canada.

In September of 2011, Petro shut in all operations in Missouri, having been unable to secure sufficient funding on commercially acceptable terms to follow through to commercially successful exploitation of its Missouri reserves. Since that time, the Corporation has actively sought sources of financing, joint ventures, partnerships or other arrangements to allow it to follow through to commercially successful exploitation of its Missouri reserves. In October 2012, as part of a production sharing agreement with Houston based company, hot gas injection has been initiated in one seven well pattern at Petro’s Grassy Creek project. For the six month period of the test, Petro assigned to the consulting firm exclusive access to its wells and facilities on the 320 acre Grassy Geek lease for purposes of the test.

Subsequent to the preparation of our Reserves Evaluation Report by GLJ Petroleum Consultants on August 2, 2012, the Corporation held a special meeting of shareholders on September 7, 2012. At that meeting shareholders elected a five member Board of Directors of which four were new to the Board and one was a member of the previous Board. At that meeting shareholders approved the continuance of the Corporation from Alberta to Delaware, as well as a change of name from Gravis Oil Corporation to Petro River Oil Corporation. During the fall of 2011, the Company determined that it did not have sufficient capital to continue development of operation so it suspended all such operations at that time. The Corporation determined that in the absence of a definite source of funds to re-start the Missouri projects in the foreseeable future, it would record an impairment of value of the Missouri properties of US $15,218,209 resulting in a remaining book value of US $950,000. It is the Corporation’s view and that the Reserves Report prepared by GJL is valid as at April 30, 2012, but that inlight of subsequent events and if sufficient financing is not arranged to restart operations at full scale by April 30, 2013, a further downward revision of reserves may be recorded as at April 30, 2013.

Supplemental Information on Oil and Gas Operations (Unaudited)	12 Months Ended
Apr. 30, 2012
Supplemental Information On Oil And Gas Operations
Supplemental Information on Oil and Gas Operations (Unaudited)

19.	Supplemental Information on Oil and Gas Operations (Unaudited):

This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board (“FASB”) Topic 932 - “Extractive Activities - Oil and Gas”.

Future development, abandonment and production costs were computed by estimating the expenditures to be incurred in developing, producing, and abandoning proved oil and gas reserves at the end of the year, based on year-end costs. Future income taxes were computed by applying statutory tax rates to the estimated net pre-tax cash flows after consideration of tax basis and tax credits and carry forwards. All of the Company’s reserves are located in the United States. For information about the Company’s results of operations from oil and gas producing activities, see the accompanying consolidated statements of operations.

There are numerous uncertainties inherent in estimating quantities of proved reserves, projecting future rates of production and projecting the timing of development expenditures, including many factors beyond our control.  The reserve data represents only estimates.  Reservoir engineering is a subjective process of estimating underground accumulations of natural gas and oil that cannot be measured in an exact manner.  The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretations and judgment.  All estimates of proved reserves are determined according to the rules prescribed by the SEC.  These rules indicate that the standard of “reasonable certainty” be applied to the proved reserve estimates.

This concept of reasonable certainty implies that as more technical data becomes available, a positive, or upward, revision is more likely that a negative, or downward, revision.  Estimates are subject to revision based upon a number of factors, including reservoir performance, prices, economic conditions and government restrictions.  In addition, results of drilling, testing and production subsequent to the date of an estimate may justify revision of that estimate.

Reserve estimates are often different from the quantities of oil and natural gas that are ultimately recovered.  The meaningfulness of reserve estimates is highly dependent on the accuracy of the assumptions on which they were based.  In general, the volume of production from oil and natural gas properties we own declines as reserves are depleted.  Except to the extent we conduct successful development activities or acquire additional properties containing proved reserves, or both, our proved reserves will decline as reserves are produced.    There have been no major discoveries or other events, favorable or adverse, that may be considered to have caused a significant change in the estimated proved reserves as of April 30, 2012.  The Company emphasizes that reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. In addition, a portion of the Company’s proved reserves are proved developed non-producing and proved undeveloped, which increases the imprecision inherent in estimating reserves which may ultimately be produced.

The Company retains qualified independent reserves evaluators to evaluate the Company’s proved oil reserves. The Company does not have any natural gas reserves. For the years ended April 30, 2012 and 2011 the reports by GLJ Petroleum Consultants (“GLJ”) covered 100% of the Company’s oil reserves.

Proved oil and natural gas reserves, as defined within the SEC Rule 4-10(a)(22) of Regulation S-X, are those quantities of oil and gas, which, by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible from a given date forward from known reservoirs, and under existing economic conditions, operating methods and government regulations prior to the time of which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether determinable or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Developed oil and natural gas reserves are reserves that can be expected to be recovered from existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and through installed extraction equipment and infrastructure operational at the time of the reserves estimate is the extraction is by means not involving a well. Estimates of the Company’s oil reserves are subject to uncertainty and will change as additional information regarding producing fields and technology becomes available and as future economic and operating conditions change.

The following table summarizes the Company’s proved developed and undeveloped reserves (all oil) within the United States, net of royalties, as at April 30, 2012, 2011 and 2010:

Oil (MBbls)	2012	2011	2010

Proved reserves as at May 1	463	445	79
Extensions and discoveries	-	46	-
Dispositions	(45)	-	(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1	-	401
Total Proved reserves as at April 30	413	463	445

Oil (MBbls)	2012	2011	2010

Proved developed producing	-	191	191
Non-producing	203	-	-
Proved undeveloped	210	272	254
Total Proved reserves as at April 30	413	463	445

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Capitalized Costs Related to Oil and Gas Assets	2012	2011	2010

Proved properties	$10,532,021	$10,474,051	$9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
	115,655,150	115,597,180	114,323,362
Less: amount impaired	(113,552,534)	(98,143,411)	(85,294,734)
Capitalized cost, net of impairment	2,102,616	17,453,796	29,028,628
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
	$1,025,000	$16,637,214	28,932,813

Costs incurred in Oil and Gas Activities:	2012	2011	2010

Development	$243,409	$1,361,890	941,332
Exploration	-	-	-
	$243,409	$1,623,574	779,457

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Standardized Measure of Discounted Future Net Cash Flows From Proved Oil Reserves and Changes Therein:

The following standardized measure of discounted future net cash flows from proved oil reserves has been computed using the average first-day-of-the-month price during the previous 12-month period, costs as at the balance sheet date and year-end statutory income tax rates. A discount factor of 10% has been applied in determining the standardized measure of discounted future net cash flows. The Company does not believe that the standardized measure of discounted future net cash flows will be representative of actual future net cash flows and should not be considered to represent the fair value of the oil properties. Actual net cash flows will differ from the presented estimated future net cash flows due to several factors including:

●	Future production will include production not only from proved properties, but may also include production from probable and possible reserves;

●	Future production of oil and natural gas from proved properties may differ from reserves estimated;

●	Future production rates may vary from those estimated;

●	Future rather than average first-day-of-the-month prices during the previous 12-month period and costs as at the balance sheet date will apply;
●	Economic factors such as changes to interest rates, income tax rates, regulatory and fiscal environments and operating conditions cannot be determined with certainty;

●	Future estimated income taxes do not take into account the effects of future exploration expenditures; and

●	Future development and asset retirement obligations may differ from those estimated.

Future cash flows relating to proved reserves:	2012	2011	2010

Future cash inflows	$27,858,000	$26,338,000	$26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes	-	-	-
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Future net revenues, development, production and restoration costs have been based upon the estimates referred to above. The following tables summarize the Company’s future net cash flows relating to proved oil reserves based on the standardized measure as prescribed in FASB Topic 932 - “Extractive Activities - Oil and Gas”:

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Reconciliation of future cash flows relating to proved reserves:	2012	2011	2010

Undiscounted value as of May 1	$13,166,000	$11,992,000	$472,000
Extensions and discoveries	-	1,308,100	-
Dispositions	(815,000)	-	(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436	-	10,806,300
Revisions of pricing	1,301,632	1,770,700)	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Results of Operations for Oil and Gas Producing Activities

Under full-cost accounting rules, the Company reviews the carrying value of its proved oil and gas properties each quarter. Under these rules, capitalized costs of proved oil and gas properties, net of accumulated DD&A and deferred income taxes, may not exceed the present value of estimated future net cash flows form proved oil and gas reserve, discounted at 10%, plus the lower of cost or fair value of unproved properties included in the costs being amortized, net of related tax effects (the “ceiling”). The rules generally required pricing future oil and gas production at the unescalated average of oil and gas prices, calculated as the un-weighted arithmetical average of the first day of the month realized price for the preceding 12 months. A write-down is required if the “ceiling” is exceeded.

Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Use of Estimates
(a)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include volumes of oil and natural gas reserves, abandonment obligations, impairment of oil and natural gas properties, depreciation, depletion and amortization, income taxes, fair value of derivatives liabilities and other financial instruments, and contingencies.

Oil and gas reserve estimates, which are the basis for unit-of-production depletion and the full cost ceiling test, have a number of inherent uncertainties. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing, and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of oil and gas that are ultimately recovered. In addition, reserve estimates are vulnerable to changes in prices of crude oil and gas. Such prices have been volatile in the past and can be expected to be volatile in the future.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents:

Cash and cash equivalents include all highly liquid monetary instruments with original maturities of three months or less when purchased to be cash equivalents.  These investments are carried at cost, which approximates fair value. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits.  The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”).  Beginning April 30, 2010 through April 30, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013.

Oil and Gas Operations

(c)	Oil and Gas Operations:

Oil and Gas Properties: The Company uses the full-cost method of accounting for its exploration and development activities. Under this method of accounting, the cost of both successful and unsuccessful exploration and development activities are capitalized as oil and gas property and equipment. Proceeds from the sale or disposition of oil and gas properties are accounted for as a reduction to capitalized costs unless the gain or loss would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas attributable to a country, in which case a gain or loss would be recognized in the statement of operations. The Company has defined a cost center by country. Currently, all of the Company’s oil and gas properties are located within the continental United States, its sole cost center.

Oil and gas properties may include costs that are excluded from costs being depleted. Oil and gas costs excluded represent investments in unproved properties and major development projects in which the Company owns a direct interest. These unproved property costs include nonproducing leasehold, geological and geophysical costs associated with leasehold or drilling interests and in process exploration drilling costs. All costs excluded are reviewed at least quarterly to determine if impairment has occurred.

Proved Oil and Gas Reserves: In accordance with Rule 4-10 of SEC Regulation S-X, proved oil and gas reserves are the estimated quantities of crude oil, natural gas and natural gas liquids which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. The price used to establish economic producibility is the average price during the 12-month period preceding the end of the entity's fiscal year and calculated as the un-weighted arithmetic average of the first-day-of-the-month price for each month within such 12-month period.

Ceiling Test: Under the full-cost method of accounting, a ceiling test is performed quarterly. The full-cost ceiling test is an impairment test prescribed by SEC Regulation S-X Rule 4-10. The ceiling test determines a limit on the carrying value of oil and gas properties.  The capitalized costs of proved oil and gas properties, net of accumulated depreciation, depletion, amortization, and impairment and the related deferred income taxes, may not exceed the estimated future net cash flows from proved oil and gas reserves, excluding future cash outflows associated with settling asset retirement obligations that have been accrued on the balance sheet, generally using current prices (with consideration of price changes only to the extent provided by contractual arrangements) as of the date of the latest balance sheet presented and including the effect of derivative instruments that qualify as cash flow hedges, discounted at 10%, net of related tax effects, plus the cost of unevaluated properties and major development projects excluded from the costs being amortized. If capitalized costs exceed this limit, the excess is charged to expense and reflected as additional accumulated depreciation, depletion, amortization and impairment. In the application of the full-cost method, the term “current price” means the average price during the 12-month period prior to the end of the entity's fiscal year determined as the un-weighted arithmetical average of the prices on the first day of each month within the 12-month period.

In accordance with SEC Staff Accounting Bulletin ("SAB") No. 103, “Update of Codification of Staff Accounting Bulletins ,” derivative instruments qualifying as cash flow hedges are to be included in the computation of the limitation on capitalized costs. The Company has not accounted for its derivative contracts as cash flow hedges. Accordingly, the effect of these derivative contracts has not been considered in calculating the full cost ceiling limitation as of April 30, 2012 and 2011.

Depletion, Depreciation and Amortization: Depletion, depreciation and amortization is provided using the unit-of-production method based upon estimates of proved oil and gas reserves with oil and gas production being converted to a common unit of measure based upon their relative energy content. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is deducted from the capitalized costs to be amortized. Once the assessment of unproved properties is complete and when major development projects are evaluated, the costs previously excluded from amortization are transferred to the full cost pool and amortization begins. The amortizable base includes estimated future development costs and where significant, dismantlement, restoration and abandonment costs, net of estimated salvage value.

In arriving at rates under the unit-of-production method, the quantities of recoverable oil and natural gas reserves are established based on estimates made by the Company’s geologists and engineers which require significant judgment, as does the projection of future production volumes and levels of future costs, including future development costs. In addition, considerable judgment is necessary in determining when unproved properties become impaired and in determining the existence of proved reserves once a well has been drilled. All of these judgments may have significant impact on the calculation of depletion expense. There have been no material changes in the methodology used by the Company in calculating depletion of oil and gas properties under the full cost method during the years ended April 30, 2012 and 2011.

As of April 30, 2012, the Company determined it necessary to impair the oil and gas properties by $16,380,166. Management concluded that an impairment was necessary after analyzing the current capitalization of the Company and analyzing the capital needs of each of the oil and gas projects. Management’s assessment was based on its lack of success in raising funds necessery to commercialize its assets. The Company impaired the assets to salvage values.

As of April 30, 2011, the Company performed a ceiling test calculation to assess the ceiling limitation of the proved oil properties in Missouri and determined that its net capitalized costs for the Missouri projects exceeded the ceiling limitation. As a result, the Company recorded an impairment charge of $9,066,590 (2010 - $nil) on the Missouri projects.

Property and Equipment Other Than Oil and Gas Properties
(d)	Property and Equipment other than Oil and Gas Properties:

Property and equipment are carried at cost, less accumulated depreciation.  Depreciation expense ($24,303 in 2012 and $60,465 in 2011) is computed using the straight-line method over the estimated useful lives ranging from 3 to 5 years.

Renewals and improvements that significantly extend the useful lives of the assets are capitalized.  Capitalized leased assets and leasehold improvements are depreciated over the shorter of their useful lives or the remaining lease term.  Expenditures for maintenance and repairs are charged to expense as incurred. The cost of assets retired or otherwise disposed of and the related disposals are credited or charged to operations.

Asset Retirement Obligations
(e)	Asset Retirement Obligations:

The Company recognizes a liability for the estimated fair value of site restoration and abandonment costs when the obligations are legally incurred and the fair value can be reasonably estimated. The fair value of the obligations is based on the estimated cash flow required to settle the obligations discounted using the Company's credit adjusted risk-free interest rate. The obligation is recorded as a liability with a corresponding increase in the carrying amount of the oil and gas assets. The capitalized amount will be depleted on a unit-of-production method. The liability is increased each period, or accretes, due to the passage of time and a corresponding amount is recorded in the statement of operations. Revisions to the estimated fair value would result in an adjustment to the liability and the capitalized amount in oil and gas assets.

Foreign Currency Translation
(f)	Foreign Currency Translation:

Commencing July 30, 2010, the US dollar is the functional currency of the Company and its subsidiaries. Monetary assets and liabilities denominated in foreign currencies are translated to US dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities at the exchange rates in effect at the time of the transactions. Revenues and expenses are translated to US dollars at rates approximating exchange rates in effect at the time of the transactions. Translation exchange gains and losses resulting from the period-end translation of assets and liabilities denominated in foreign currencies are recorded in other comprehensive income or loss, on the statement of equity. Transaction gains or losses are recognized through earnings.

For periods prior to July 30, 2010, the functional currency of the Company and its subsidiaries was Cdn dollar, which was translated into US dollars, the Company’s reporting currency, using the current rate method. Under this method, assets and liabilities are translated at the closing rate in effect at the end of the comparative period; revenues, expenses and cash flows are translated at the average rate in effect for the period; and equity transactions are translated at historical rates. Translation adjustments are included in accumulated other comprehensive loss presented in stockholders’ equity.

The Company is exposed to foreign currency fluctuations as it has cash, accounts receivable and accounts payable denominated in Canadian dollars. A 1% change in foreign exchange rates between the US and Canadian dollars would have resulted in a change of approximately $1,000 in the net loss in 2012 (2011-$2,425; 2010-$2,570). There are no exchange rate contracts in place.

Oil Revenue
(g)	Oil Revenue:

Sales of oil, net of any royalties, are recognized when oil has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable. We sell oil on a monthly basis. Virtually all of our contracts’ pricing provisions are tied to a market index, with certain adjustments based on, among other factors, whether a well delivers to a gathering or transmission line, quality of the oil, and prevailing supply and demand conditions, so that the price of the oil fluctuates to remain competitive with other available oil supplies.

Stock-Based Compensation
(h)	Stock-Based Compensation:

Generally, all forms of stock-based compensation, including stock option grants, warrants, and restricted stock grants are measured at their fair value utilizing an option pricing model on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from stock-based compensation are recorded in general and administrative expense in the consolidated statement of operations, depending on the nature of the services provided.

Income Taxes
(i)	Income Taxes:

The Company follows the asset and liability method of tax allocation accounting. This method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial accounting bases and tax bases of assets and liabilities. The tax benefits of tax loss carry-forwards and other deferred taxes are recorded as an asset to the extent that management assesses the utilization of such assets to be more likely than not. Deferred tax assets and liabilities are measured using the tax rate in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates of deferred tax assets and liabilities is recognized in income in the year of the enacted rate change. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes interest and penalties related to uncertain tax positions in the statement of operations. During 2012 the Company incurred penalties and interest of approximately $32,000 with the Canadian Revenue Agency. Through October 15, 2012, the Company has paid $10,000 of the outstanding penalties and interest. As of April 30, 2011 and 2010 there were no charges for interest and penalties.

Per Share Amounts
(j)	Per Share Amounts:

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Common share equivalents excluded at April 30, 2012, 2011 and 2010 an aggregate of 117,759,023, 120,309,640 and 9,069,095 shares of common stock, respectively.

There is no difference between the basic and diluted per share amounts as the effects of the convertible notes, derivative warrants, Preferred A Warrants, Preferred B share, Preferred B warrants stock options, consulting and compensation warrants are anti-dilutive.

The Company had the following common stock equivalents at April 30, 2012, 2011 and 2010:

As at	April 30 2012	April 30 2011	April 30, 2010
Preferred A Shares	-	-	34,592,950
Preferred A Warrants	19,250,000	19,250,000	15,400,000
Preferred B Shares	8,799,995	10,000,000	20,000,000
Preferred B Warrants	15,399,125	17,500,000	10,000,000
Senior I Notes	12,646,000	11,750,000	–
Senior I Warrants	12,500,000	12,500,000	–
Senior II Notes	23,000,000	23,000,000	–
Senior II Warrants	9,200,000	9,200,000	–
Junior Notes	12,988,903	12,505,340	–
Consulting Warrants	2,720,000	2,720,000	–
Stock Options	775,000	1,404,300	1,069,800
Compensation Warrants	480,000	480,000	-
	117,759,023	120,309,640	81,062,750

Fair Value of Financial Instruments
(k)	Fair Value of Financial Instruments:

All financial instruments, including derivatives, are to be recognized on the balance sheet initially at fair value. Subsequent measurement of all financial assets and liabilities except those held-for-trading and available for sale are measured at amortized cost determined using the effective interest rate method. Held-for-trading financial assets are measured at fair value with changes in fair value recognized in earnings. Available-for-sale financial assets are measured at fair value with changes in fair value recognized in comprehensive income and reclassified to earnings when derecognized or impaired.

At each balance sheet date, the Company assesses financial assets for impairment with any impairment recorded in the consolidated statement of operations. To assess loans and receivables for impairment, the Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces loans and receivables to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of the time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Market risk is the risk that changes in commodity prices will affect the Company’s oil sales, each flows or the value of its financial instruments. The objectives of commodity price risk management is to manage and control market risk exposures within acceptable limits while maximizing returns.

The Company is exposed to change in oil prices which impact its revenues and to change in natural gas process which impact its operating expenses.

The Company does not utilize financial derivatives or other contracts to manage commodity price risks.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritized the inputs into three broad levels:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Derivatives
(l)	Derivatives:

The Company evaluates all financial instruments for freestanding and embedded derivatives. Warrants and conversion features related to convertible notes and preferred shares do not have readily determinable fair values and therefore require significant management judgment and estimation. The Company uses the Binomial pricing model to estimate the fair value of warrant and note conversion feature at the end of each applicable reporting period. Changes in the fair value of these derivatives during each reporting period are included in the statement of operations. Inputs into the Binomial pricing model require estimates, including such items as estimated volatility of the Company’s stock risk-free interest rate and the estimated life of the financial instruments being fair valued.

Subsequent Events
(m)	Subsequent Events:

The Company evaluates subsequent events through the date when financial statements are issued.  The Company, which files reports with the SEC, considers its consolidated financial statements issued when they are widely distributed to users, such as upon filing of the financial statements on EDGAR, the SEC’s Electronic Data Gathering, Analysis and Retrieval system.

Reclassifications
(n)	Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation. The loss from operations decreased by approximately $10.8 million and $921,318 in years 2011 and 2010 respectively. The $10.8 million and $921,318 were reclassified to other income and expense with no impact on net loss.

Segment Reporting
(o)	Segment Reporting

In accordance with ASC 280 “Segment Reporting”, operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Our chief decision maker, as defined under the FASB’s guidance, is the Chief Executive Officer. It is determined that the Company operates in one business segment and two geographic segments, Canada and the United States of America.

Recent Accounting Pronouncements

(p)	Recent Accounting Pronouncements:

In July 2012, the FASB issued the Accounting Standards Update or ASU, 2012-02, Intangibles-Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment, that allows entities to have the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of these provisions to have a significant effect on its financial statements.

In December 2011, the FASB issued the ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, that deferred the effective date for amendments to the presentation of reclassifications of items out of other comprehensive income. ASU 2011-12 was issued to allow the FASB time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. During the redeliberation period, entities will continue to report reclassifications out of accumulated other comprehensive income using guidance in effect before ASU 2011-05 was issued. ASU 2011-05 is to be applied retrospectively and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company does not expect the adoption of these provisions to have a material effect on its financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Schedule Of Potential Common Stock Equivalents

As at	April 30 2012	April 30 2011	April 30, 2010
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000	3,459,295
Preferred B Shares	8,799,995	10,000,000	1,540,000
Preferred B Warrants	15,399,125	17,500,000	2,000,000
Senior I Notes	12,646,000	11,750,000	1,000,000
Senior I Warrants	12,500,000	12,500,000	–
Senior II Notes	23,000,000	23,000,000	–
Senior II Warrants	9,200,000	9,200,000	–
Junior Notes	12,988,903	12,505,340	–
Consulting Warrants	2,720,000	2,720,000	–
Stock Options	775,000	1,404,300	1,069,800
Compensation Warrants	480,000	480,000	-
	117,759,023	120,309,640	81,062,750

Oil and Gas Assets (Tables)	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Schedule of Oil And Gas Assets

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	$950,000	$-	$75,000	$-	$-	$100,000	$1,125,000

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, May 1, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809
Additions	1,516,465	102,364	-	4,745	-	-	1,623,574
Depletion	(720,740)	-	-	-	-	-	(720,740)
Impairment	(9,066,590)	(3,179,174)	(602,913)	-	-	-	(12,848,677)
Foreign currency translation	(301,444)	(38,872)	(8,296)	(1,144)	-	(16,380)	(366,136)
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830

Cost	Missouri (a)	Kentucky(b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2009	$22,462,582	$2,695,991	$1,273,963	$83,803	$251,460	$1,529,053	$28,296,852
Additions	714,821	49,223	15,413	-	-	5,557	785,014
Recoveries and transfers	38,311	-	-	(3,200)	(323)	(4,719)	30,069
Disposition	(2,011,529)	-	-	-	-	(379,548)	(2,391,077)
Depletion	(95,815)	-	-	-	-	-	(95,815)
Impairment	-	-	(816,696)	-	(290,237)	(55,612)	(1,162,545)
Foreign currency translation	3,827,939	470,468	213,529	14,010	39,100	260,265	4,825,311
Balance, April 30, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809

Asset Retirement Obligations (Tables)	12 Months Ended
Apr. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes to Asset Retirement Obligation
	2012	2011
Balance, beginning of year	$727,336	$767,540
Additions	-	42,197
Disposition	(165,325)	-
Revisions	-	(143,268)
Accretion	65,061	60,867
	627,072	727,336
Current portion for cash flows expected to be incurred within one year	(260,482)	(205,700)
Long-term portion, end of year	$366,590	$521,636

Expected Timing of Asset Retirement Obligations
Year Ended April 30
2013	260,482
2014	122,222
2015	135,556
2016	75,556
Thereafter	358,476
952,292
Effect of discount	(325,220)
Total	$627,072

Convertible Notes (Tables)	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Summary of Senior And Junior Notes
	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

Summary of Convertible Notes
	Face Value of the Notes	Carrying amount of the Notes
Balance, May 1, 2010	$-	$-
Issued	9,601,069	5,909,799
Interest and accretion	-	856,307
Conversion of Senior I Notes	(150,000)	(99,843)
Balance, April 30, 2011	9,451,069	6,666,263
Issued
Interest and accretion	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Senior I Note current portion	(2,529,200)	(2,529,200)
Long-term portion	$7,197,781	$6,568,433

Derivatives (Tables)	12 Months Ended
Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, May 1, 2010	$740,269	$-	$590,640	$-	$-	$-	$1,330,909
Preferred B Option (b)	-	-	10,894	-	-	-	10,894
Consulting Warrants (c)	-	-	-	-	-	166,810	166,810
Senior I Notes (note 10)	-	-	-	327,790	926,720	-	1,254,510
Senior II Notes (note 10)	-	-	-	627,830	881,350	-	1,509,180
Junior Notes (note 10)	-	-	-	927,580	-	-	927,580
Conversion of Senior I Notes	-	-	-	(84,530)	-	-	(84,530)
Change in fair value	2,479,431	-	4,520,760	1,070,960	988,820	324,570	9,384,541
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618

Fair Values of Derivative Instruments Weighted Average Assumptions

The fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.27%-1.01%	0.34%-1.01%	0.32%-0.38%	0.20%-0.78%	0.20%-0.90%
Expected volatility	100%-104%	100%-104%	104%	104%-113%	104%-122%
Expected life	2.3-3.3 years	2.0-5 years	1.2-1.4 years	1.2-2.5 years	1.2-2.6 years

Summary of Derivative Warrants Outstanding and Exercisable

The following table summarizes derivative warrants outstanding and exercisable as at April 30, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.33 years
Preferred B Warrants	15,399,125	0.20	4.10 years
Senior I Warrants	12,500,000	0.20	1.25 years
Senior II Warrants	9,200,000	0.25	1.75 years
Consulting Warrants	2,720,000	0.25	1.56 years
	59,069,125	$0.21	2.50 years

Summary of Warrants

During 2010, the Company issued the warrants to consultants for professional services:

					Fair Value
Date of Issue	Number of Warrants	Exercise Price		Expiry Date	Issue Date	April 30 012
July 30, 2010	720,000	$0.25	(1)	July 30, 2013	$81,510	$1,731
December 28, 2010	2,000,000	$0.25		December 28, 2013	85,300	9,053
	2,720,000				$166,810	$10,789

(1)        On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.

Stock Based Compensation (Tables)	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Stock Options

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding May 1, 2009	747,850	$4.10
Granted	413,200	1.40
Forfeited	(91,250)	(4.90)
Outstanding, April 30, 2010	1,069,800	3.00
Granted	1,302,000	0.50
Expired	(213,500)	(4.90)
Forfeited	(304,000)	(2.50)
Cancelled	(450,000)	(2.80)
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52

Fair Value of Options Granted Weighted Average Assumption

The fair value of options granted was determined using the Binomial pricing model with the weighted average following assumptions:

	2012	2011	2010
Fair value per option	$0.34	$0.27	$1.58
Expected volatility	130%	130%	214%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0%	15%	10%
Dividend rate	0%	0%	0%
Expected life	4.0 years	3.4 years	3 years

Summary of Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at April 30, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.96 years	$0.50	650,833	$0.50
$1.50	17,500	0.58 years	$1.50	13,125	$1.50
	775,000	1.90 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Summary of Warrants Outstanding and Exercisable

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding, May 1, 2010	-	$-	-
Granted	480,000	0.50	2.9 years
Outstanding and exercisable, April 30, 2011	480,000	0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	$0.50	1.9 years
Aggregate Intrinsic Value	$-	-	-

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The income tax expense (benefit) consists of the following:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Foreign
Current	$-	$-	$-
Deferred	3,714,646	(388,258)	567,902

U.S. Federal
Current	-	-	-
Deferred	(4,804,126)	(5,921,439)	(5,255,419)

U.S. State & Local
Current	-	-	-
Deferred	(1,110,683)	-	-

Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)	$-	$-	$-

Schedule of Income Before Income Tax, Domestic and Foreign

Income tax benefits differ from the amount that would be computed by applying the Canadian federal and provincial statutory income tax rates to the loss for the year as follows:

	Years Ended

	April 30, 2012	April 30, 2011	April 30, 2010
Loss for the year
Canada	$(921,009)	$(13,027,198)	$(4,355,736)
U.S.	(9,182,308)	(16,682,188)	(3,594,623)
	(10,103,317)	(29,709,386)	(7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862	(8,170,081)	(2,226,101)
Increase (decrease) resulting from:
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)	-	-
Accretion of debt discount for derivatives and warrants	560,419	-	-
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)	-	-
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264	-	-
Change in valuation allowance	2,200,163	6,309,697	4,687,517
	$-	$-	$-

Components Of Deferred Income Tax Asset (Liability)

The components of the April 30 net deferred income tax asset (liability), after applying corporate income tax rates, are as follows:

	2012	2011	2010
Net deferred income tax asset:
Oil and gas and administrative assets - Canada	$(346,795)	$(337,824)	$(356,868)
Oil and gas and administrative assets - U.S.	15,264,612	20,524,918	16,230,207
Operating losses - Canada	-	3,654,294	3,250,256
Operating losses - U.S.	26,682,497	15,507,383	13,880,655
Share issue costs	161,815	198,663	211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127	(32,874,430)
	$-	$-	$-

Segment Information (Tables)	12 Months Ended
Apr. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Information

	Year ended April 30, 2012
	Canada	USA	Consolidated
Revenue	$-	$436,386	$436,386
Expenses	921,009	9,618,857	10,539,866
Loss	(921,009)	(9,182,471)	(10,103,480)
Oil and gas assets	100,000	1,025,000	1,125,000
Property and equipment	-	8,146	8,146
Oil and gas asset additions	-	243,409	243,409
Oil and gas asset impairment	(971,043)	(15,409,123)	(16,380,166)
Property and equipment additions	-	12,033	12,033

	Year ended April 30, 2011
	Canada	USA	Consolidated
Revenue	$-	$1,565,963	$1,565,463
Expenses	13,027,198	18,248,151	31,275,349
Loss	(13,027,198)	(16,682,188)	(29,709,386)
Oil and gas assets	1,303,158	16,672,672	17,975,830
Property and equipment	8,333	11,165	19,498
Oil and gas asset additions	-	1,623,574	1,623,574
Oil and gas asset impairment	-	(12,848,677)	(12,848,677)
Property and equipment additions	3,054	-	3,054

	Year ended April 30, 2010
	Canada	USA	Consolidated
Revenue	$4,224	$1,576,999	$1,581,223
Expenses	4,359,960	5,171,622	9,531,582
Loss	(4,355,736)	(3,594,623)	(7,950,359)
Oil and gas assets	1,319,538	28,968,271	30,287,809
Property and equipment	65,077	14,886	79,963
Oil and gas asset additions	1,515	783,499	785,014
Oil and gas dispositions and recoveries	(384,267)	(1,976,741)	(2,361,008)
Oil and gas asset impairment	(55,612)	(1,106,933)	(1,162,545)
Property and equipment additions	-	7,401	7,401

Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis

Petro’ financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2011
Liability portion of convertible notes:
Current portion	$1,626,243	$2,049,760	$-	$2,049,760	$-
Long-term portion	5,040,020	4,464,990	-	4,464,990	-
	$6,666,263	$6,514,750	$-	$6,514,750	$-

April 30, 2011
Derivatives:
Consulting warrants	$491,380	$491,380	$-	$-	$491,380
Junior and Senior Notes and Warrants	5,666,520	5,666,520	-	-	5,666,520
Preferred A Warrants	3,219,700	3,219,700	-	-	3,219,700
Preferred B Option	5,122,294	5,122,294	-	-	5,122,294
	$14,499,894	$14,499,894	$-	$-	$14,499,894

Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended April 30, 2012 and 2011:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2011	$14,499,894	$14,499,894

Purchases, issuances and settlements	5,339,700	5,339,700

Derivative ceases to exist due to conversion and expiration	(5,508,200)	(5,508,200)

Change in fair value of derivative liability
included in net loss	(13,573,776)	(13,573,776)

Transfers in and/or out of Level 3	-,	-,

Balance, April 30, 2012	$757,618	$757,618

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2010	$1,330,909	$1,330,909

Purchases, issuances and settlements	3,855,824	3,855,824

Derivative ceases to exist due to conversion and expiration	(82,274)	(82,274

Change in fair value of derivative liability
included in net loss	9,395,435	9,395,435

Transfers in and/or out of Level 3	-	-

Balance, April 30, 2011	$14,499,894	$14,499,894

Contingency and Contractual Obligations (Tables)	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Lease Obligations for the Fiscal Years
Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329

Supplemental Information on Oil and Gas Operations (Unaudited) (Tables)	12 Months Ended
Apr. 30, 2012
Supplemental Information On Oil And Gas Operations
Schedule of Proved Developed and Undeveloped Reserves of Oil

The following table summarizes the Company’s proved developed and undeveloped reserves (all oil) within the United States, net of royalties, as at April 30, 2012, 2011 and 2010:

Oil (MBbls)	2012	2011	2010

Proved reserves as at May 1	463	445	79
Extensions and discoveries	-	46	-
Dispositions	(45)	-	(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1	-	401
Total Proved reserves as at April 30	413	463	445

Oil (MBbls)	2012	2011	2010

Proved developed producing	-	191	191
Non-producing	203	-	-
Proved undeveloped	210	272	254
Total Proved reserves as at April 30	413	463	445

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Schedule of Capitalized Costs Related to Oil and Gas Producing Activities

Capitalized Costs Related to Oil and Gas Assets	2012	2011	2010

Proved properties	$10,532,021	$10,474,051	$9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
	115,655,150	115,597,180	114,323,362
Less: amount impaired	(113,552,534)	(98,143,411)	(85,294,734)
Capitalized cost, net of impairment	2,102,616	17,453,796	29,028,628
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
	$1,025,000	$16,637,214	28,932,813

Costs incurred in Oil and Gas Activities:	2012	2011	2010

Development	$243,409	$1,361,890	941,332
Exploration	-	-	-
	$243,409	$1,623,574	779,457

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Schedule of Standardized Future Cash Flows Relating to Proved Reserves

Future cash flows relating to proved reserves:	2012	2011	2010

Future cash inflows	$27,858,000	$26,338,000	$26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes	-	-	-
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Schedule of Reconciliation of Future Cash Flows Relating to Proved Reserves

Reconciliation of future cash flows relating to proved reserves:	2012	2011	2010

Undiscounted value as of May 1	$13,166,000	$11,992,000	$472,000
Extensions and discoveries	-	1,308,100	-
Dispositions	(815,000)	-	(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436	-	10,806,300
Revisions of pricing	1,301,632	1,770,700)	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Organization and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Organization And Going Concern
Working capital deficiency	$ 4,520,000
Accumulated deficit	$ (146,388,486)	$ (135,918,002)
Percentage of issued and outstanding common shares	$ 0.02

Change in Reporting and Functional Currency (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Notes to Financial Statements
Recognition of cumulative foreign currency translation adjustment	$ 37,506	$ (283,771)

Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Oct. 15, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
FDIC Insured balances per depositor		$ 250,000
Derivative instruments qualifying as cash flow hedges discounted rate		10.00%
Impairment of oil and gas properties		16,380,166	12,848,677	1,162,545
Depreciation expense		(24,303)	(60,465)	(152,720)
Percentage of change in foreign exchange rates		1.00%	1.00%
Loss on foreign exchange rates		1,000	2,425	2,570
Penalties and interest incurred		32,000
Outstanding penalties and interest paid	10,000
Excluded common share equivalents		117,759,023	120,309,640	81,062,750
Loss from operations decreased reclassified to other income		10,028,674	(10,804,706)	(921,318)
Missouri [Member]
Impairment of oil and gas properties		$ (15,218,009)	$ (9,066,590)
Minimum [Member]
Estimated useful lives of property and equipment		3 years
Maximum [Member]
Estimated useful lives of property and equipment		5 years

Significant Accounting Policies - Schedule of Potential Common Stock Equivalents (Details)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Potential common stock equivalent shares	117,759,023	120,309,640	81,062,750
Preferred A [Member]
Potential common stock equivalent shares
Preferred A [Member]
Potential common stock equivalent shares			34,592,950
Preferred A Warrants [Member]
Potential common stock equivalent shares	19,250,000	19,250,000	15,400,000
Preferred B [Member]
Potential common stock equivalent shares	8,799,995	10,000,000	20,000,000
Preferred B Warrants [Member]
Potential common stock equivalent shares	15,399,125	17,500,000	10,000,000
Senior I Notes [Member]
Potential common stock equivalent shares	12,646,000	11,750,000
Senior I Warrants [Member]
Potential common stock equivalent shares	12,500,000	12,500,000
Senior II Notes [Member]
Potential common stock equivalent shares	23,000,000	23,000,000
Senior II Warrants [Member]
Potential common stock equivalent shares	9,200,000	9,200,000
Junior Notes [Member]
Potential common stock equivalent shares	12,988,903	12,505,340
Consulting Warrants [Member]
Potential common stock equivalent shares	2,720,000	2,720,000
Stock Options [Member]
Potential common stock equivalent shares	775,000	1,404,300	1,069,800
Compensation Warrants [Member]
Potential common stock equivalent shares	480,000	480,000

Oil and Gas Assets (Details Narrative) (USD $)	12 Months Ended					12 Months Ended								0 Months Ended		12 Months Ended										0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Aug. 28, 2011	Jul. 31, 2010	Apr. 30, 2011 Farmee [Member]	Apr. 30, 2011 Farmor [Member]	Apr. 30, 2011 Petro [Member]	Apr. 30, 2011 Working Interest Partner [Member]	Apr. 30, 2012 Missouri [Member] Boe Area	Apr. 30, 2011 Missouri [Member] Boe	Apr. 30, 2010 Missouri [Member] Boe	Jul. 01, 2010 Missouri [Member]	Dec. 04, 2010 Kentucky [Member] Area	Sep. 21, 2010 Kentucky [Member] Area	Apr. 30, 2012 Kentucky [Member] Area	Apr. 30, 2011 Kentucky [Member]	Apr. 30, 2010 Kentucky [Member]	Apr. 30, 2012 Montana [Member]	Apr. 30, 2011 Montana [Member]	Apr. 30, 2010 Montana [Member]	Apr. 30, 2012 Montana [Member] Devils Basin Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 17, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Parent Company [Member]	Apr. 02, 2012 Kansas [Member] Area	Apr. 30, 2012 Kansas [Member] Area	Apr. 30, 2011 Kansas [Member]	Apr. 30, 2010 Kansas [Member]	Apr. 30, 2012 Texas [Member]	Apr. 30, 2011 Texas [Member]	Apr. 30, 2010 Texas [Member]	Mar. 31, 2012 Other Country [Member]	Apr. 30, 2012 Other Country [Member]	Apr. 30, 2011 Other Country [Member]	Apr. 30, 2010 Other Country [Member]
Administrative cost capitalized	$ 121,000	$ 181,000	$ 161,000
Stock based compensation capitalized	0	9,945	50,846
Proportionate interest in properties				20.00%																						100.00%	100.00%
Percentage of total cost to date				133.00%
Percentage of working interest	100.00%				10.00%								10.00%		62.50%	37.50%									75.00%
Percentage of gross overriding royalty interest					2.75%								2.75%
Average working interest in gross acres of oil and gas leases										95.80%
Gross acres of oil and gas leases										34,045												1,175		2,807
Acres sold for cash considerations										3,957																320
Proceeds from sale of land										177,200																7,100
Percentage of gross overriding royalty agreements for future production gross, minimum										1.00%
Percentage of gross overriding royalty agreements for future production gross, maximum										5.00%
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545							(15,218,009)	(9,066,590)					(100,000)	(3,179,174)		0	(602,913)	(816,696)						(91,114)					(290,237)		(971,043)		(55,612)
Average price per barrel of oil equivalent										76.75	59	52.9
Operating expenses per barrel of oil equivalent										351.71	130.7	132.8
Depletion rate per barrel of oil equivalent										46.75	27.15	6.02
Percentage of additional working interest																37.50%
Unproved net mineral acres oil and gas leases														29,147		29,147
Net mineral acres oil and gas leases														1,000	5,100	(10,930)						(881)	1,137				385
Percentage of working interest revenue		100.00%				50.00%	50.00%	18.75%	31.25%
Royalty per barrel of oil																										5
Royalty																										1,000,000
Acres of land expired																											65
Abandonment liability																														260,482
Proceeds from sale of five steam generators																																	$ 219,154

Oil and Gas Assets - Schedule of Oil and Gas Assets (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Balance at beginning	$ 17,975,830		$ 28,296,852
Additions	1,125,000	17,975,830	30,287,809
Recoveries and transfers			30,069
Disposals/ Disposition	(431,989)		(2,391,077)
Depletion	(261,061)	(720,740)	(95,815)
Impairment	16,380,166	12,848,677	1,162,545
Foreign currency translation	(21,023)	(366,136)	4,825,311
Balance at end	1,125,000	17,975,830
Missouri [Member]
Balance at beginning	16,364,000	24,936,309	22,462,582
Additions	243,409	1,516,465	714,821
Recoveries and transfers			38,311
Disposals/ Disposition	(178,339)		(2,011,529)
Depletion	(261,061)	(720,740)	(95,815)
Impairment	(15,218,009)	(9,066,590)
Foreign currency translation		(301,444)	3,827,939
Balance at end	950,000	16,364,000	24,936,309
Kentucky [Member]
Balance at beginning	100,000	3,215,682	2,695,991
Additions		102,364	49,223
Recoveries and transfers
Disposals/ Disposition
Depletion
Impairment	(100,000)	(3,179,174)
Foreign currency translation		(38,872)	470,468
Balance at end		100,000	3,215,682
Montana [Member]
Balance at beginning	75,000	686,209	1,273,963
Additions			15,413
Recoveries and transfers
Disposals/ Disposition
Depletion
Impairment	0	(602,913)	(816,696)
Foreign currency translation		(8,296)	213,529
Balance at end	75,000	75,000	686,209
Kansas [Member]
Balance at beginning	98,214	94,613	83,803
Additions		4,745
Recoveries and transfers			(3,200)
Disposals/ Disposition	(7,100)
Depletion
Impairment	(91,114)
Foreign currency translation		(1,144)	14,010
Balance at end		98,214	94,613
Texas [Member]
Balance at beginning			251,460
Additions
Recoveries and transfers			(323)
Disposals/ Disposition
Depletion
Impairment			(290,237)
Foreign currency translation			39,100
Balance at end
Other Country [Member]
Balance at beginning	1,338,616	1,354,996	1,529,053
Additions			5,557
Recoveries and transfers			(4,719)
Disposals/ Disposition	(246,550)		(379,548)
Depletion
Impairment	(971,043)		(55,612)
Foreign currency translation	(21,023)	(16,380)	260,265
Balance at end	$ 100,000	$ 1,338,616	$ 1,354,996

Related Party Long-term Receivable (Details Narrative) (USD $)	1 Months Ended
	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Related Party Transactions [Abstract]
Long-term receivable		$ 302,536	$ 294,862	$ 0
Percentage of remaining working interest in project	10.00%	100.00%
Percentage of gross overriding royalty interest (GOR)	2.75%
Percentage of recovery of GOR payments to partner	50.00%
Bank prime rate	3.00%
Oustanding receivable		302,536
Interest receivable		$ 32,514	$ 15,050	$ 0

Asset Retirement Obligations (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Asset Retirement Obligation Disclosure [Abstract]
Future undiscounted liability	$ 952,292	$ 1,208,293
Costs are expected to be incurred, minimum period	1 year
Costs are expected to be incurred, maximum period	24 years
Credit-adjusted risk-free discount rate	10.00%
Percentage of inflation rate	2.00%
Reclamation deposits	$ 25,000	$ 143,696

Asset Retirement Obligations - Summary of Changes to Asset Retirement Obligation (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year	$ 727,336	$ 767,540
Additions		42,197
Disposition	(165,325)
Revisions		(143,268)
Accretion	(48,250)	(60,867)	(44,578)
Balance, end of year	627,072	727,336	767,540
Current portion for cash flows expected to be incurred within one year	260,482	205,700
Long-term portion, end of year	$ 366,590	$ 521,636

Asset Retirement Obligations - Expected Timing of Asset Retirement Obligations (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Asset retirement obligations	$ 627,072	$ 727,336	$ 767,540
2013 [Member]
Asset retirement obligations	260,482
2014 [Member]
Asset retirement obligations	122,222
2015 [Member]
Asset retirement obligations	135,556
2016 [Member]
Asset retirement obligations	75,556
Thereafter [Member]
Asset retirement obligations	358,476
Total [Member]
Asset retirement obligations	952,292
Effect Of Discountl [Member]
Asset retirement obligations	$ (325,220)

Convertible Notes (Details Narrative) (USD $)	0 Months Ended		1 Months Ended							0 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 28, 2010	Jul. 31, 2010	Aug. 31, 2009	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Jul. 01, 2010	Apr. 30, 2010	Jan. 30, 2011 Senior Notes I [Member]	Dec. 28, 2010 Senior Notes I [Member]	Apr. 30, 2011 Senior Notes I [Member]	Apr. 30, 2012 Senior Notes I [Member]	Apr. 30, 2010 Senior Notes I [Member]	Apr. 30, 2011 Senior Notes II [Member]	Jan. 30, 2011 Senior Notes II [Member]	Apr. 30, 2012 Senior Notes II [Member]	Apr. 30, 2010 Senior Notes II [Member]	Jan. 30, 2011 Junior Notes [Member]	Apr. 30, 2012 Junior Notes [Member]	Apr. 30, 2011 Junior Notes [Member]	Apr. 30, 2010 Junior Notes [Member]
Senior secured convertible notes	$ 4,600,000			$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 2,500,000
Percentage of working interest		10.00%		100.00%
Percentage of gross overriding royalty interest		2.75%
Loan fees for issuance of senior and junior notes		327,752
Debt expense				172,288	100,357				0
Percentage of interest payable annual										8.00%						8.00%			5.00%
Percentage of additional notes payable at an option										12.00%						12.00%			7.50%
Common stock conversion price per share										$ 0.5						$ 0.2			$ 0.5
Percentage of repayment premium										5.00%						15.00%			5.00%
Number of Warrants issued for notes										5,000,000					9,200,000
Warrants exercise price	$ 0.2		$ 0.25							$ 0.5					$ 0.5		$ 0.25
Number of warrants exercisable until December 2013															2,400,000
Number of warrants exercisable until January 2014															5,600,000
Number of warrants exercisable until March 2014															1,200,000
Reduction in conversion price of senior notes											$ 0.2
Reduction in conversion price of senior warrants											$ 0.2
Increase in number of Warrants											12,500,000
Warrants, risk free rate, minimum													0.29%				0.28%
Warrants, risk free rate, maximum													0.84%				1.15%			0.84%
Warrants, expected volatility rate, minimum													75.00%				120.00%
Warrants, expected volatility rate, maximum													100.00%				130.00%			100.00%
Warrants, expected life term, minimum													18 months				18 months
Warrants, expected life term, maximum													3 months				3 months			3 years
Number on common shares issued for conversion												750,000
Conversion amount of debt												150,000
Pro-rata portion of liability										184,373
Amount credited to share capital												99,843
Conversion feature												84,530
Accreted the debt discount												480,596	773,914	0	243,382		972,222	0		409,234	132,329	0
Default interest rate												15.00%	15.00%		15.00%		15.00%			15.00%	15.00%
Proceeds held in escrow account															$ 658,000

Convertible Notes - Summary of Senior and Junior Notes (Details) (USD $)	Apr. 30, 2012
Face value of the Notes	$ 9,601,069
Carrying amount of the Notes	5,909,799
Conversion feature	1,883,200
Senior warrants	1,808,070
Senior Notes I [Member]
Face value of the Notes	2,500,000
Carrying amount of the Notes	1,245,490
Conversion feature	327,790
Senior warrants	926,720
Senior Notes II [Member]
Face value of the Notes	4,600,000
Carrying amount of the Notes	3,090,820
Conversion feature	627,830
Senior warrants	881,350
TotalSeniorNotesMember
Face value of the Notes	7,100,000
Carrying amount of the Notes	4,336,310
Conversion feature	955,620
Senior warrants	1,808,070
Junior Notes [Member]
Face value of the Notes	2,501,069
Carrying amount of the Notes	1,573,489
Conversion feature	927,580
Senior warrants

Convertible Notes - Summary of Convertible Notes (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Apr. 30, 2012 Fair Value [Member]	Apr. 30, 2011 Fair Value [Member]	Apr. 30, 2012 CarryingAmountMember	Apr. 30, 2011 CarryingAmountMember
Begining balance	$ 9,726,981	$ 6,666,263					$ 9,451,069		$ 66,666,263
Issued								9,601,069		5,909,799
Interest and accretion										856,307
Conversion of Senior I Notes								(150,000)	2,155,459	(99,843)
Accrued interest applied to principal							275,911		275,911
Ending balance	9,726,981	6,666,263					9,726,980	9,451,069	9,097,633	66,666,263
Senior I Note current portion	2,529,200	1,626,243	4,600,000	4,600,000	4,600,000	2,500,000	(2,529,200)		(2,529,200)
Long-term portion	$ 6,568,433	$ 5,040,020					$ 7,197,781		$ 6,568,433

Derivatives (Details Narrative) (USD $)	0 Months Ended			1 Months Ended
	Jun. 07, 2011	Dec. 28, 2010	Aug. 28, 2009	Aug. 31, 2009	Apr. 30, 2012	Apr. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Issuance of warrants in conjunction of series a preferred stock		19,250,000		15,400,000
Warrants exercise price per share		$ 0.2		$ 0.25
Note holder received an option to purchase series B convertible preferred shares			20,000
Number of basis of common shares for each Preferred B Share converted			500
Convertible preferred shares, stated value			$ 100		$ 0.00001	$ 0.00001
Preferred B Options Exercised	17,599
Gross proceeds from preferred B options exercised	$ 1,759,900
Number of common shares convertible to options	8,799,995
Number of preferred B options expired	2,401
Change in fair value of preferred B options recorded in earnings	(385,906)
Fair value of exercised and expired portion of Preferred B option	5,508,200
Proceeds Preferred B options	1,759,900
Issuance of common share purchase warrants	15,399,125
Preferred B Warrants issued for each Preferred B Share purchased	875
Common stock exercise price per share	$ 0.2
Estimated fair value of Preferred B Shares and Warrants	$ 5,339,700
Preferred B Shares and Warrants, Risk free rate	1.59%
Preferred B Shares and Warrants, expected volatility rate	100.00%
Preferred B Shares and Warrants. expected life, minimum	2 years
Preferred B Shares and Warrants. expected life, maximum	5 years

Derivatives - Summary of Derivative Instruments (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Beginning balance	$ 14,499,894	$ 1,330,909
Preferred B Option (b)		10,894
Consulting Warrants (c)		166,810
Senior I Notes (note 10)		1,254,510
Senior II Notes (note 10)		1,509,180
Junior Notes (note 10)		927,580
Conversion of Senior I Notes		(84,530)
Exercise of Preferred B Options (b)	(4,846,941)
Expiry of Preferred B Options (b)	(661,259)
Issuance of Preferred B shares and warrants (b)	5,339,700
Change in fair value	(13,573,776)	9,384,541
Ending balance	757,618	14,499,894
PreferredAWarrantsMember
Beginning balance	2,479,431	74,269
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Change in fair value	(3,038,040)
Ending balance	181,660	2,479,431
Preferred B Warrants [Member]
Beginning balance
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Issuance of Preferred B shares and warrants (b)	1,662,100
Change in fair value	(1,635,701)
Ending balance	26,399
Preferred B Option/Warrants [Member]
Beginning balance	5,122,294	590,640
Preferred B Option (b)		10,894
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)	(4,846,941)
Expiry of Preferred B Options (b)	(661,259)
Issuance of Preferred B shares and warrants (b)	3,677,600
Change in fair value	(3,014,510)	4,520,760
Ending balance	277,184	5,122,294
NoteConversionFeatures [Member]
Beginning balance	2,869,630
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)		327,790
Senior II Notes (note 10)		627,830
Junior Notes (note 10)		927,580
Conversion of Senior I Notes		(84,530)
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(2,697,876)	1,070,960
Ending balance	171,754	2,869,630
Preferred A Warrants [Member]
Beginning balance
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)		926,720
Senior II Notes (note 10)		881,350
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(2,707,058)	988,820
Ending balance	89,832
Consulting Warrants [Member]
Beginning balance	491,380
Preferred B Option (b)
Consulting Warrants (c)		166,810
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(480,591)	324,570
Ending balance	$ 10,789	$ 491,380

Derivatives - Fair Values of Derivative Instruments Weighted Average Assumptions (Details)	12 Months Ended
Apr. 30, 2012
PreferredAWarrantsMember | Minimum [Member]
Risk-free rate	0.27%
Expected volatility	100.00%
Expected life	2 years 3 months 18 days
PreferredAWarrantsMember | Maximum [Member]
Risk-free rate	1.01%
Expected volatility	104.00%
Expected life	2 years 3 months 18 days
Preferred B Options/Shares/Warrants [Member] | Minimum [Member]
Risk-free rate	0.34%
Expected volatility	100.00%
Expected life	2 years
Preferred B Options/Shares/Warrants [Member] | Maximum [Member]
Risk-free rate	1.01%
Expected volatility	104.00%
Expected life	5 years
Conversion Feature Derivative [Member] | Minimum [Member]
Risk-free rate	0.32%
Expected life	1 year 2 months 12 days
Conversion Feature Derivative [Member] | Maximum [Member]
Risk-free rate	0.38%
Expected volatility	104.00%
Expected life	1 year 4 months 24 days
Senior Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year 2 months 12 days
Senior Warrants [Member] | Maximum [Member]
Risk-free rate	0.78%
Expected volatility	113.00%
Expected life	2 years 6 months
Consulting Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year 2 months 12 days
Consulting Warrants [Member] | Maximum [Member]
Risk-free rate	0.90%
Expected volatility	122.00%
Expected life	2 years 7 months 6 days

Derivatives - Summary of Derivative Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
Apr. 30, 2012
Number of Warrants	59,069,125
Weighted Avg. Exercise Price	$ 0.21
Weighted Avg. Life Remaining	2 years 6 months
PreferredAWarrantsMember
Number of Warrants	19,250,000
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	2 years 3 months 29 days
Preferred B Warrants [Member]
Number of Warrants	15,399,125
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	4 years 1 month 6 days
SeniorOneWarrantsMember
Number of Warrants	12,500,000
Weighted Avg. Exercise Price	$ 0.2
Weighted Avg. Life Remaining	1 year 3 months
SeniorTwoWarrantsMember
Number of Warrants	9,200,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 9 months
Consulting Warrants [Member]
Number of Warrants	2,720,000
Weighted Avg. Exercise Price	$ 0.25
Weighted Avg. Life Remaining	1 year 6 months 22 days

Derivatives - Summary of Warrants (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended
	Dec. 28, 2010	Aug. 31, 2009	Apr. 30, 2012	Apr. 30, 2012 Range 1 [Member]		Apr. 30, 2012 Range 2 [Member]	Dec. 28, 2010 Maximum [Member]	Dec. 28, 2010 Minimum [Member]
Date of Issue				Jul 30, 2010		Dec 28, 2010
Number of Warrants			2,720,000	720,000		2,000,000
Exercise price				$ 0.25	[1]	$ 0.25
Expiry date				Jul 30, 2013		Dec 28, 2013
Fair Value, issue date			$ 166,810	$ 81,510		$ 85,300
Fair Value			10,789	1,731		9,053
Number of warrants increased							720,000	360,000
Warrants exercise price	$ 0.2	$ 0.25					$ 0.25	$ 0.5
Warrants due from holder			$ 250,000

[1]	(1) On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.

Stockholders’ Deficiency (Details Narrative) (USD $)	12 Months Ended							0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Aug. 28, 2009	Jun. 30, 2010 Preferred A [Member]	Aug. 28, 2009 Preferred A [Member]	Apr. 30, 2010 Preferred A [Member]	Jun. 07, 2011 Preferred Class B [Member]	Apr. 30, 2012 Preferred Class B [Member]	Apr. 30, 2011 Preferred Class B [Member]	Apr. 30, 2010 Preferred Class B [Member]
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000										29,500
Preferred stock, par value	$ 0.00001	$ 0.00001					$ 100		$ 100		$ 100
Preferred stock, shares issued	0	0							2,200		17,599
Reverse stock split	one-for-ten
Gross proceeds from convertible preferred stock									$ 2,200,000		$ 1,759,900
Preferred shares converted into common shares, price per share									$ 0.07		$ 0.2
Percentage of Cumulative dividends payable in cash									5.00%		5.00%
Percentage of discretion of dividends payable									7.50%		150.00%
Dividends declared									301,069	218,795		367,004
Number of Preferred stock exchanged								2,200
Amount of accumulated dividends exchanged for junior notes								301,069
Amount of Junior Notes exchanged with accumulated dividends								2,501,069
Percentage of preferred shares dividends calculated pursuant to agreement								15.00%			15.00%
Deemed dividends								537,533
Preferred stock, carrying value								1,963,536
Liability current portion of convertible notes, net	$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000		$ 2,501,069

Stock Based Compensation (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2011	Apr. 05, 2011	Jan. 02, 2011	Apr. 30, 2011	Apr. 30, 2012 Decimal	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of equity incentive plans					2
Percentage of common shares reserved for future issuance					10.00%
Stock options granted to employees, consultants and directors							413,200
Stock options exercise period							3 years
Stock options vest	options vest in three equal tranches on the first, second and third anniversaries of the grant date	29,500 options vest in three equal tranches on the first, second and third anniversaries of the grant date	options vest in three equal tranches on the first, second and third anniversaries of the grant date		options vest 25% six months from the grant date and 25% on each of the first, second and third anniversaries of the grant date
Stock options granted	100,000	802,000	500,000
Stock option exercise price, minimum							$ 1
Stock option exercise price, maximum	$ 0.5	$ 0.5	$ 0.5				$ 1.8
Number of options granted		772,500			100,000	1,302,000	413,200
Options expire date	Jun 30, 2015	Apr 5, 2012	Jan 1, 2015
Total compensation cost related to non-vested stock options not yet recognized					$ 31,571
Number of warrants issued to officers and directors				480,000
Estimated fair value of granted warrants on issuance date				$ 152,010
Weighted average recognition period					2 years
Warrants exercisable, price per share				$ 0.5
Warrants expiration date				2014-04-05
Warrants, estimated dividends					0.00%
Warrants, expected volatility rate					130.00%
Warrants, forfeiture rate					15.00%
Warrants, risk-free interest rate					1.33%
Warrants, expected life					3 years

Stock Based Compensation - Schedule of Changes in Stock Options (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 05, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, beginning balance		1,404,300	1,069,800	747,850
Number of Options, Granted	772,500	100,000	1,302,000	413,200
Number of Options, Expired		(52,950)	(213,500)
Number of Options, Forfeited			(304,000)	(91,250)
Number of Options, Cancelled		(676,350)	(450,000)
Number of Options, Outstanding, ending balance		775,000	1,404,300	1,069,800
Weighted Avg. Exercise Price, Outstanding, beginning balance		$ 0.6	$ 3	$ 4.1
Weighted Avg. Exercise Price, Granted		$ 0.5	$ 0.5	$ 1.4
Weighted Avg. Exercise Price, Expired		$ 0.15	$ (4.9)
Weighted Avg. Exercise Price, Forfeited			$ (2.5)	$ (4.9)
Weighted Avg. Exercise Price, Cancelled		$ (0.55)	$ (2.8)
Weighted Avg. Exercise Price, Outstanding, ending balance		$ 0.52	$ 0.6	$ 3

Stock Based Compensation - Fair Value of Options Granted Weighted Average Assumptions (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value per option	$ 0.34	$ 0.27	$ 1.58
Expected volatility	130.00%	130.00%	214.00%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0.00%	15.00%	10.00%
Dividend rate	0.00%	0.00%	0.00%
Expected life	4 years	3 years 4 months 24 days	3 years

Stock Based Compensation - Summary of Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended			12 Months Ended
	Jun. 30, 2011	Apr. 05, 2011	Jan. 02, 2011	Apr. 30, 2012	Apr. 30, 2010	Apr. 30, 2011	Apr. 30, 2009
Exercise Price	$ 0.5	$ 0.5	$ 0.5		$ 1.8
Number of Options				775,000	1,069,800	1,404,300	747,850
Options Outstanding, Aggregate Intrinsic Value
Weighted Avg. Life Remaining				1 year 10 months 24 days
Weighted Avg. Exercise Price				$ 0.52	$ 3	$ 0.6	$ 4.1
Options Exercisable				663,958
Weighted Avg. Exercise Price				$ 0.52
Options Exercisable, Aggregate Intrinsic Value
Range 1 [Member]
Exercise Price				$ 0.5
Number of Options				757,500
Weighted Avg. Life Remaining				1 year 11 months 16 days
Weighted Avg. Exercise Price				$ 0.5
Options Exercisable				650,833
Weighted Avg. Exercise Price				$ 0.5
Range 2 [Member]
Exercise Price				$ 1.5
Number of Options				17,500
Weighted Avg. Life Remaining				6 months 29 days
Weighted Avg. Exercise Price				$ 1.5
Options Exercisable				13,125
Weighted Avg. Exercise Price				$ 1.5

Stock Based Compensation - Summary of Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Warrants, Outstanding and exercisable	480,000
Granted		480,000
Number of Warrants,Outstanding and exercisable	480,000	480,000
Aggregate Intrinsic Value
Weighted Avg. Exercise Price	$ 0.5
Granted		$ 0.5
Weighted Avg. Exercise Price	$ 0.5	$ 0.5
Weighted Avg. Life Remaining	2 years 10 months 24 days
Granted		2 years 10 months 24 days
Weighted Avg. Life Remaining	1 year 10 months 24 days	2 years 10 months 24 days

Income Taxes (Details Narrative) (USD $)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
U..S. federal net operating loss carryovers	$ 70,000,000
Loss carryovers expiration date	2027
Percentage of ownership change under tax regulations	50.00%

Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Tax Disclosure [Abstract]
Foreign, Current
Foreign, Deferred	3,714,646	(388,258)	567,902
U.S. Federal, Current
U.S. Federal, Deferred	(4,804,126)	(5,921,439)	(5,255,419)
U.S. State & Local, Current
U.S. State & Local, Deferred	(1,110,683)
Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)

Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Loss for the year	$ (10,103,317)	$ (29,709,386)	$ (7,950,359)
Statutory tax rate	26.00%	27.50%	28.00%
Expected income tax benefit	(2,626,862)	(8,170,081)	(2,226,101)
Non-deductible stock-based compensation	5,816	243,419	127,915
Change in fair market value derivative	(5,175,053)
Accretion of debt discount for derivatives and warrants	560,419
Other non-deductible expenses	(109,970)	2,602,228	16,906
Effect of changes in tax rates	(3,145,174)	(1,182,836)	(76,387)
U.S. rate differential	(1,113,355)
Effect of U.S. operations	9,752	197,573	(2,529,850)
Deferred tax true-up	9,394,264
Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)
United States [Member]
Loss for the year	(921,009)	(13,027,198)	(4,355,736)
Canada [Member]
Loss for the year	$ (9,182,308)	$ (16,682,188)	$ (3,594,623)

Income Taxes - Components of Deferred Income Tax Asset (Liability) (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Share issue costs	$ 161,815	$ 198,663	$ 211,746
Unrealized loss on marketable securities	535,947	515,333	515,333
Unrealized foreign exchange (gain) loss	(913,786)	(878,640)	(856,899)
Deferred Income tax asset, gross	41,384,290	39,184,127	32,874,430
Less: valuation allowance	(41,384,290)	(39,184,127)	(32,874,430)
Net deferred income tax asset
Canada [Member]
Oil and gas and administrative assets	(346,795)	(337,824)	(356,868)
Operating losses		3,654,294	3,250,256
United States [Member]
Oil and gas and administrative assets	15,264,612	20,524,918	16,230,207
Operating losses	$ 26,682,497	$ 15,507,383	$ 13,880,655

Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Related Party Transactions [Abstract]
Long-term receivable		$ 302,536	$ 294,862	$ 0
Professional fees		94,142	104,406	95,919
Percentage of remaining working interest in project	10.00%	100.00%
Percentage of gross overriding royalty interest (GOR)	2.75%
Percentage of recovery of GOR payments to partner	50.00%
Bank prime rate	3.00%
Oustanding receivable		302,536
Interest receivable		$ 32,514	$ 15,050	$ 0

Segment Information - Schedule of Segment Information (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenue	$ 436,386	$ 1,565,963	$ 1,575,150
Expenses	10,539,866	31,275,349	9,531,582
Loss	(10,103,480)	(29,709,386)	(7,950,359)
Oil and gas assets	1,125,000	17,975,830	30,287,809
Property and equipment	8,146	19,498	79,963
Oil and gas asset additions	243,409	1,623,574	785,014
Oil and gas dispositions and recoveries			(2,361,008)
Impairment of oil and gas assets	(16,380,166)	(12,848,677)	(1,162,545)
Property and equipment additions	12,033	3,054	7,401
Canada [Member]
Revenue			4,224
Expenses	921,009	13,027,198	4,359,960
Loss	(921,009)	(13,027,198)	(4,355,736)
Oil and gas assets	100,000	1,303,158	1,319,538
Property and equipment		8,333	65,077
Oil and gas asset additions			1,515
Oil and gas dispositions and recoveries			(384,267)
Impairment of oil and gas assets	971,043		55,612
Property and equipment additions		3,054
USA [Member]
Revenue	436,386	1,565,963	1,576,999
Expenses	9,618,857	18,248,151	5,171,622
Loss	(9,182,471)	(16,682,188)	(3,594,623)
Oil and gas assets	1,025,000	16,672,672	28,968,271
Property and equipment	8,146	11,165	14,886
Oil and gas asset additions	243,409	1,623,574	783,499
Oil and gas dispositions and recoveries			(1,976,741)
Impairment of oil and gas assets	15,409,123	12,848,677	1,106,933
Property and equipment additions	$ 12,033		$ 7,401

Fair Value Measurements - Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Apr. 30, 2010
Liability current portion of convertible notes, net	$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000
Convertible notes, Long-term portion	6,568,433	5,040,020
Liability portion of convertible notes, total	9,726,981	6,666,263
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	757,618	14,499,894					1,330,909
Level 1 Inputs [Member]
Liability current portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 2 Inputs [Member]
Liability current portion of convertible notes, net	2,529,200	2,049,760
Convertible notes, Long-term portion	7,197,781	4,465,990
Liability portion of convertible notes, total	9,726,981	6,514,750
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 3 Inputs [Member]
Liability current portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	757,618	14,499,894
Carrying Amount [Member]
Liability current portion of convertible notes, net	2,529,200	1,626,243
Convertible notes, Long-term portion	6,568,433	5,040,020
Liability portion of convertible notes, total	9,097,633	6,666,263
Consulting warrants	10,789	491,380
Junior and Senior Notes and Warrants	261,586	5,666,520
Preferred A Warrants	181,660	3,219,700
Preferred B Option and Shares	303,583	5,122,294
Derivative fair value, total	$ 757,618	$ 14,499,894

Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Beginning balance	$ 14,499,894	$ 1,330,909
Purchases, issuances and settlements	5,339,700	3,855,824
Derivative ceases to exist due to conversion and expiration	(5,508,200)	(82,274)
included in net loss	(13,573,776)	9,395,435
Transfers in and/or out of Level 3
Ending balance	757,618	14,499,894
Derivative Liability [Member]
Beginning balance	14,499,894	1,330,909
Purchases, issuances and settlements	5,339,700	3,855,824
Derivative ceases to exist due to conversion and expiration	(5,508,200)	(82,274)
included in net loss	(13,573,776)	9,395,435
Transfers in and/or out of Level 3
Ending balance	$ 757,618	$ 14,499,894

Contingency and Contractual Obligations (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2010	Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Landlord received claims	$ 247,348
Accrued rent		114,837
Maximum lease obligations		1,596,329
Obligations to officer on employment termination		$ 206,080

Contingency and Contractual Obligations - Schedule of Contractual Lease Obligations for the Fiscal Years (Details) (USD $)	Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2011	$ 473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter
Total	$ 1,596,329

Subsequent Events (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012 Area	Apr. 30, 2011	Apr. 30, 2010	Aug. 28, 2009
Percentage of ownership in issued and outstanding shares held by common shareholders	2.50%
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001		$ 100
Number of acres of well and facilities given lease for consulting firm to test	320
Impairment of oil and gas assets	$ 16,380,166	$ 12,848,677	$ 1,162,545
July 16, 2012 [Member]
Demand promissory notes, principal amount	250,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
September 6, 2012 [Member]
Demand promissory notes, principal amount	125,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
October 3, 2012 [Member]
Demand promissory notes, principal amount	100,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
September 12, 2012 [Member]
Common stock, shares authorized	2,250,000,000
Common stock, par value	$ 0.00001
Preferred stock, shares authorized	5,000,000
Preferred stock, par value	$ 0.00001
Missouri Properties [Member]
Impairment of oil and gas assets	15,218,209
Carrying value of oil and gas properties of remaining interest	$ 950,000

Supplemental Information on Oil and Gas Operations: (Details Narrative)	12 Months Ended
Apr. 30, 2012
Supplemental Information On Oil And Gas Operations
Percentage of standardized measure of discount future net cash flows on proved reserves	10.00%

Supplemental Information on Oil and Gas Operations: - Schedule of Proved Developed and Undeveloped Reserves of Oil (Details)	12 Months Ended
	Apr. 30, 2012 MBbls	Apr. 30, 2011 MBbls	Apr. 30, 2010 MBbls
Supplemental Information On Oil And Gas Operations
Proved reserves, beginning balance	463	445	79
Extensions and discoveries		46
Dispositions	(45)		(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1		401
Proved developed producing		191	191
Non-producing	203
Proved undeveloped	210	272	254
Total Proved reserves, ending balance	413	463	445

Supplemental Information on Oil and Gas Operations: - Schedule of Capitalized Costs Related to Oil and Gas Producing Activities (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Proved properties	$ 10,532,021	$ 10,474,051	$ 9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
Capitalized costs related to oil and gas activities, gross	115,655,150	115,597,180	114,323,362
Less: accumulated impairment	(113,552,534)	(98,143,411)	(85,294,734)
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
Capitalized costs related to oil and gas activities, net	1,025,000	16,637,214	28,932,813
Development	243,409	1,623,574	779,457
Exploration
Costs incurred in oil and gas activities, total	$ 243,409	$ 1,623,574	$ 779,457

Supplemental Information on Oil and Gas Operations: - Schedule of Standardized Future Cash Flows Relating to Proved Reserves (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Future cash inflows	$ 27,858,000	$ 26,338,000	$ 26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$ 9,347,000	$ 9,941,000	$ 8,706,000

Supplemental Information on Oil and Gas Operations: - Schedule of Reconciliation of Future Cash Flows Relating to Proved Reserves (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Undiscounted value as of May 1	$ 13,166,000	$ 11,992,000	$ 472,000
Extensions and discoveries		1,308,100
Dispositions	(815,000)		(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436		10,806,300
Revisions of pricing	1,301,632	1,770,700	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$ 9,347,000	$ 9,941,000	$ 8,706,000